UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223

Voya Senior Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2019 to August 31, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Voya Investment Management

Semi-Annual Report

August 31, 2019

Voya Senior Income Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund's annual and semi-annual shareholder reports, like this semi-annual shareholder report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds' website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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Voya Senior Income Fund

SEMI-ANNUAL REPORT

August 31, 2019

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Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

Voya Senior Income Fund (the "Fund") is a continuously offered, diversified, closed-end management investment company that seeks to provide investors with a high level of monthly income. The Fund seeks to achieve this objective by investing under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in U.S. dollar denominated floating rate secured senior loans.

PORTFOLIO CHARACTERISTICS AS OF AUGUST 31, 2019
Net Assets	$280,001,382
Total Assets	$399,628,499
Assets Invested in Senior Loans	$390,210,801
Senior Loans Represented	386
Average Amount Outstanding per Loan	$1,010,909
Industries Represented	39
Average Loan Amount per Industry	$10,005,405
Portfolio Turnover Rate (YTD)	14%
Weighted Average Days to Interest Rate Reset	38
Average Loan Final Maturity	60 months
Total Leverage as a Percentage of Total Assets	26.25%

PERFORMANCE SUMMARY

During the period ended August 31, 2019, the Fund's Class A shares distributed total dividends of $0.37, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 6.04%. The Fund's Class I and Class W shares each distributed total dividends of $0.39, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 6.31% and 6.28%, respectively. During the same period, the Fund's Class C shares distributed total dividends of $0.34, which were all characterized as net investment income, resulting in an average annualized distribution rate(1) of 5.54%.

The Fund's total return for the period ended August 31, 2019, excluding sales charges and based on full reinvestment of dividends, for Class A, Class C, Class I and Class W was 0.41%, 0.16%, 0.54% and 0.53%, respectively.(2) For the same period, the S&P/LSTA Leveraged Loan Index (the "Index")(3) had a total return of 2.03%.

(1)  The distribution rate is calculated by annualizing the dividends and distributions declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be deteremined after the Fund's tax year-end.

(2)  The Fund's performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower.

(3)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

PORTFOLIO SPECIFICS:

The Index returned 2.03% during the first six months of the Fund's fiscal year, a function solely of interest income, as the market value component of return declined approximately 104 basis points ("bps") (-1.04%) between the end of February and August 31, 2019. (A basis point equals one one-hundredth of one percent.) Though the Index had positive returns in April and July, downside volatility in the other four months outweighed those upward movements. The weighted average price for the market ended the period at 96.34, down from 97.08 at the end of February.

After a strong start across the board in 2019, market value returns more recently have varied across ratings cohorts, driven to a degree by a shift in the end-investor base. Demand for collateralized loan obligations ("CLOs") has remained strong, with just over $63 billion issued during the period, partially offset by outflows of just over $21 billion from retail mutual funds. CLO investors typically favor higher-rated loans; mutual funds gravitate towards higher-yielding, often lower-rated, loans. Consequently, over the last few months of the period, "high quality" — solid BB-rated or better, which represents a relatively low percentage of the outstanding loan universe — remained generally well bid, while much of the rest of the universe was flat to lower. To that point, with investors shifting into more of a "risk-off" mode (a function of grinding trade tensions and related end-of-cycle concerns), return by ratings reflected that sentiment. Over the period, BB- and single B-rated loans returned 2.43% and 1.87%, respectively, while CCC-rated credits returned 0.56%.

From a fundamental credit perspective, the Index trailing default rate ended the period at 1.29%, remaining well below the long-term historical average of 2.90%.

During the period, the Fund underperformed the Index (the return of which does not reflect any deductions for expenses), due in part to the use of leverage against a backdrop marked by the aforementioned slip in the average Index loan bid over the period. We continue to evaluate the use of leverage in conjunction with both fundamental risk and short-term technical price movements. An underweight to BB-rated credits further weighed on relative returns, given the outperformance of that cohort in an environment marked by greater risk sensitivities and, arguably, an overselling of B-rated credits.

On an industry basis, the primary detractors from relative performance were selection in the retailers (except food and drug), telecommunications, home furnishings and food/drug retailers sectors. Additional sector detractors included food service, business equipment and services, and cosmetics and toiletries. Within the primary industries noted, key detractors from relative performance included the Fund's overweight positions in Jo-

TOP TEN LOAN ISSUERS
AS OF AUGUST 31, 2019
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Asurion, LLC	1.2%	1.6%
iQor	1.1%	1.5%
Gates Global LLC	1.0%	1.4%
Rackspace Hosting	0.8%	1.2%
KUEHG Corp.	0.8%	1.1%
Flex Acquisition Company, Inc.	0.8%	1.1%
MH Sub I LLC	0.8%	1.1%
Quest Software US Holdings Inc.	0.8%	1.1%
Acrisure, LLC	0.7%	1.1%
IRB Holding Corp.	0.7%	1.0%

TOP TEN INDUSTRIES
AS OF AUGUST 31, 2019
AS A PERCENTAGE OF:

	TOTAL ASSETS	NET ASSETS
Electronics/Electrical	14.2%	20.3%
Business Equipment & Services	14.0%	20.0%
Health Care	8.4%	12.0%
Insurance	5.7%	8.1%
Telecommunications	5.5%	7.8%
Leisure Good/Activities/Movies	4.9%	7.0%
Containers & Glass Products	4.3%	6.2%
Automotive	3.8%	5.5%
Chemicals & Plastics	3.0%	4.3%
Radio & Television	2.9%	4.2%

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Ann Stores and Tailored Brands (retail), GTT Communications (telecommunications) and Lumileds (which Standard & Poors categorizes under home furnishings, though the company's end markets are primarily automotive and mobile electronics). Jo-Ann Stores and Tailored Brands were affected by poor earnings and lowered forward guidance over the period, in addition to continuing sector headwinds. GTT Communications announced weaker-than-expected earnings and hired an advisor to explore asset sales to address its debt load. Lumileds performance has been impacted by a large mobile electronics customer shifting away from sole sourcing, and by weakness in China auto volumes. Another notable issuer, Save-A-Lot (food and drug retail), detracted from relative performance over the period as a result of continued earnings challenges at its retail partner stores and lower volumes due to store closings; though these factors partially were offset by increased sales in its newly remodeled Midwestern properties. Partially offsetting contributors included an underweight position and positive security selection in the oil and gas sector and selection in the nonferrous metals and minerals sector. The Fund benefited from the avoidance of Seadrill Partners (oil and gas) and Murray Energy (nonferrous metals and minerals). In both cases, lenders have hired financial advisors to address the challenges of refinancing upcoming maturities of the companies' term loans in the face of difficult sector fundamentals.

The average issuer exposure at period-end stood at 0.30% of assets under management. The Fund had no defaults versus the Index's eight defaults over the period.

Current Strategy and Outlook: Even with the retrenchment in the average index bid to 96.3 in August, that figure is still up over 250 bps from year-end. Clearly, the general risk-off theme continues to run its course as the gap between bid prices for BB- and B-rated issues has widened and now stands at 229 bps, compared to 67 bps at the end of 2018. Overall, bid action continues to be sector- and issue-dependent, with pockets of outperformance and underperformance, seasoned with a dash of surprise along the way. We believe that the bigger picture in terms of default activity continues to point towards "lower for longer": overall earnings, while slowing, remain acceptable and issuer liquidity profiles remain generally solid, in our view. Nonetheless, we remain vigilant with regard to credit selection and monitoring as we manage through this current wave of volatility.

Ratings Distribution as of August 31, 2019
Ba	25.78%
B	71.02%
Caa and below	3.20%
Not rated*	0.00%

Loan ratings apply to the underlying holdings of the Fund and not the Fund itself. Ratings distribution shows the percentage of the Fund's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment-grade. When a loan is not rated by Moody's, it is designated as "Not Rated." Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Jeffrey A. Bakalar Senior Managing Director Voya Investment Management Co. LLC	Daniel A. Norman Senior Managing Director Voya Investment Management Co. LLC

Voya Senior Income Fund
October 1, 2019

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Net Returns for the Periods Ended August 31, 2019
	1 Year	3 Years	5 Years	10 Years
Including Sales Charge:
Class A(1)	-2.02%	2.64%	2.66%	5.70%
Class C(2)	-1.04%	2.97%	2.65%	5.44%
Class I	0.73%	3.75%	3.43%	6.25%
Class W	0.73%	3.76%	3.43%	6.25%
Excluding Sales Charge:
Class A	0.48%	3.51%	3.18%	5.97%
Class C	-0.10%	2.97%	2.65%	5.44%
Class I	0.73%	3.75%	3.43%	6.25%
Class W	0.73%	3.76%	3.43%	6.25%
Index	3.33%	4.66%	3.76%	5.50%

Total net returns shown include, if applicable, the effect of fee waivers and/or expense reimbursements by Voya Investments, LLC. Had all fees and expenses been considered, the total net returns would have been lower.

Performance data represents past performance and is no assurance of future results. Investment return and principal value of an investment in the Fund will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Fund's future performance may be lower or higher than the performance data shown. Please log on to www.voyainvestments.com or call (800) 992-0180 to get performance through the most recent month-end.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Fund's NAV.

This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

Fund holdings are subject to change daily.

(1)  Reflects deduction of the maximum Class A sales charge of 2.50%. Effective, May 1, 2017, there is no front-end sales charge if you purchase Class A Common Shares in an amount of $500,000 or more. However, the shares will be subject to a 1.00% Early Withdrawal Charge ("EWC") if they are repurchased by the Fund within six months of purchase. Prior to May 1, 2017, there was no front-end sales charge if you purchased Class A Common Shares in the amount of $1 million or more. However, the shares were subject to a 1.00% EWC if they were repurchased by the Fund within one year of purchase.

(2)  Class C maximum EWC is 1.00% for the first year.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	30-Day SEC Yields(1)
	Class A	Class C	Class I	Class W
August 31, 2019	5.39%	5.03%	5.79%	5.78%
February 28, 2019	5.49%	5.13%	5.89%	5.88%
	Average Annualized Distribution Rates(2)
	Class A	Class C	Class I	Class W
August 31, 2019	6.04%	5.54%	6.31%	6.28%
February 28, 2019	6.06%	5.59%	6.32%	6.30%

(1)  Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(2)  The distribution rate is calculated by annualizing the dividends declared during the last month of the period (i.e., divide the current month's dividend by the number of days in the related month and multiply by the number of days in the fiscal year) and then dividing the resulting figure by the reporting period-end NAV. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes distributions from net investment income. The tax characterization of dividends and distributions will be deteremined after the Fund's tax year-end.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Derivative Risk: Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the net asset value. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Credit Risk: Prices of the Fund's investments are likely to fall if the actual or perceived financial health of the borrowers on, or issuers of, such investments deteriorates, whether because of broad economic or issuer-specific reasons, or if the borrower or issuer is late (or defaults) in paying interest or principal. The Fund invests a substantial portion of its assets in below investment-grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans and are subject to greater levels of credit and liquidity risks. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Fund's Common Shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Fund's net asset value ("NAV") will decrease.

Voya Senior Income Fund

PORTFOLIO MANAGERS' REPORT (continued)

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on Common Shares. If short-term market interest rates fall, the yield on Common Shares will also fall. To the extent that the interest rate spreads on loans in the Fund's portfolio experience a general decline, the yield on the Common Shares will fall and the value of the Fund's assets may decrease, which will cause the Fund's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Fund's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate paid by such securities generally will decrease when the market rate of interest to which the inverse security is indexed increases. With respect to investments in fixed rate instruments, a rise in market interest rates generally causes values of such instruments to fall. The values of fixed rate instruments with longer maturities or duration are more sensitive to changes in market interest rates.

As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund's exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income and related markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income and related markets. Further, recent and potential changes in government policy may affect interest rates.

Leverage Risk: The use of leverage through borrowings or the issuance of Preferred Shares can adversely affect the yield on the Common Shares. To the extent that the Fund is unable to invest the proceeds from the use of leverage in assets which pay interest at a rate which exceeds the rate paid on the leverage, the yield on the Common Shares will decrease. In addition, in the event of a general market decline in the value of assets such as those in which the Fund invests, the effect of that decline will be magnified in the Fund because of the additional assets purchased with the proceeds of the leverage. Further, because the fee paid to the Adviser will be calculated on the basis of Managed Assets, the fee will be higher when leverage is utilized, giving the Adviser an incentive to utilize leverage. The Fund is subject to certain restrictions imposed by lenders to the Fund and may be subject to certain restrictions imposed by guidelines of one or more rating agencies which may issue ratings for debt or the Preferred Shares issued by the Fund. These restrictions are expected to impose asset coverage, fund composition requirements and limits on investment techniques, such as the use of financial derivative products that are more stringent than those imposed on the Fund by the Investment Company Act of 1940, as amended (the "1940 Act"). These restrictions could impede the manager from fully managing the Fund's portfolio in accordance with the Fund's investment objective and policies.

Liquidity Risk: The Fund does not repurchase its shares on a daily basis and no market for the Fund's Common Shares is expected to exist. To provide a measure of liquidity, the Fund will normally make monthly repurchase offers for not less than 5% of its outstanding Common Shares. If more than 5% of Common Shares are tendered, investors may not be able to completely liquidate their holdings in any one month. Shareholders also will not have liquidity between these monthly repurchase dates.

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2019 (Unaudited)

ASSETS:
Investments in securities at value (Cost $411,042,179)	$390,915,020
Cash	92,674
Foreign currencies at value (Cost $7,430)	7,384
Receivables:
Investment securities sold	5,639,378
Fund shares sold	810,252
Interest	1,454,988
Unrealized appreciation on forward foreign currency contracts	607,566
Reimbursement due from manager	34,438
Prepaid expenses	31,657
Other assets	35,142
Total assets	399,628,499
LIABILITIES:
Note payable	104,900,000
Payable for investment securities purchased	12,334,913
Accrued interest payable	132,155
Payable for investment management fees	293,690
Payable for distribution and shareholder service fees	106,008
Income distribution payable	1,196,321
Unrealized depreciation on forward foreign currency contracts	35,048
Unfunded loan commitments (Note 8)	303,314
Accrued trustees fees	9,353
Payable to trustees under the deferred compensation plan (Note 9)	35,142
Other accrued expenses and liabilities	281,173
Total liabilities	119,627,117
NET ASSETS	$280,001,382
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$360,954,780
Total distributable loss	(80,953,398)
NET ASSETS	$280,001,382

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2019 (Unaudited) (continued)

Class A
Net assets	$118,426,663
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	9,976,937
Net asset value and redemption price per share(2)	$11.87
Maximum offering price per share (2.50%)(1)	$12.17
Class C
Net assets	$125,309,515
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	10,580,474
Net asset value and redemption price per share(2)	$11.84
Class I
Net assets	$23,456,772
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,982,848
Net asset value and redemption price per share	$11.83
Class W
Net assets	$12,808,432
Shares authorized	unlimited
Par value	$0.01
Shares outstanding	1,078,169
Net asset value and redemption price per share	$11.88

(1)  Maximum offering price is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)  Redemption price per share may be reduced for any applicable early withdrawal charge.

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2019 (Unaudited)

INVESTMENT INCOME:
Interest	$12,895,053
Dividends	29,727
Other fees	43,383
Total investment income	12,968,163
EXPENSES:
Investment management fees	1,837,133
Distribution and service fees:
Class A	154,584
Class C	503,176
Transfer agent fees:
Class A	57,908
Class C	62,825
Class I	11,906
Class W	6,702
Interest expense	1,860,540
Custodian fees	174,248
Professional fees	63,518
Trustees fees	6,256
Registration fees	32,653
Shareholder reporting expense	64,032
Miscellaneous expense	17,585
Total expenses	4,853,066
Waived and reimbursed fees	(195,564)
Net expenses	4,657,502
Net investment income	8,310,661
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	(1,333,980)
Forward foreign currency contracts	872,717
Foreign currency related transactions	(699,794)
Net realized loss	(1,161,057)
Net change in unrealized appreciation (depreciation) on:
Investments	(6,491,811)
Forward foreign currency contracts	514,904
Foreign currency related transactions	(5,982)
Net change in unrealized appreciation (depreciation)	(5,982,889)
Net realized and unrealized loss	(7,143,946)
Increase in net assets resulting from operations	$1,166,715

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2019 (Unaudited)	Year Ended February 28, 2019
FROM OPERATIONS:
Net investment income	$8,310,661	$18,297,773
Net realized loss	(1,161,057)	(6,093,797)
Net change in unrealized appreciation (depreciation)	(5,982,889)	(5,854,403)
Increase in net assets resulting from operations	1,166,715	6,349,573
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(3,770,331)	(7,986,520)
Class C	(3,766,785)	(8,030,259)
Class I	(861,483)	(1,911,974)
Class W	(453,310)	(1,353,854)
Total distributions	(8,851,909)	(19,282,607)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,647,952	28,745,187
Reinvestment of distributions	1,246,266	2,595,134
	14,894,218	31,340,321
Cost of shares repurchased	(41,255,766)	(106,327,916)
Net decrease in net assets resulting from capital share transactions	(26,361,548)	(74,987,595)
Net increase (decrease) in net assets	(34,046,742)	(87,920,629)
NET ASSETS:
Beginning of year or period	314,048,124	401,968,753
End of year or period	$280,001,382	$314,048,124

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2019 (Unaudited)

INCREASE (DECREASE) IN CASH
Cash Flows From Operating Activities:
Interest received	$12,651,195
Dividends received	29,727
Other income received	41,591
Interest paid	(1,918,048)
Other operating expenses paid	(2,881,406)
Purchases of securities	(53,245,275)
Proceeds on sale of securities	93,656,795
Net cash provided by operating activities	48,334,579
Cash Flows From Financing Activities:
Total distributions paid to common shareholders (net of reinvestments)	(7,634,397)
Proceeds from shares sold	13,892,090
Disbursements for shares repurchased	(41,278,502)
Proceeds from notes payable	60,000,000
Repayment of notes payable	(73,600,000)
Net cash flows used in financing activities	(48,620,809)
Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	(82)
Cash
Net decrease in cash	(286,312)
Cash and foreign currency at beginning of year or period	386,370
Cash and foreign currency at end of year or period	$100,058
Reconciliation of Increase in Net Assets Resulting from Operations to Net Cash provided by Operating Activities:
Increase in net assets resulting from operations	$1,166,715
Adjustments to reconcile increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	6,491,811
Change in unrealized appreciation or depreciation on forward foreign currency contracts	(514,904)
Change in unrealized appreciation or depreciation on foreign currency related transactions	5,982
Net accretion of discounts on investments	(335,902)
Net amortization of premiums on investments	100,090
Net realized loss on sale of investments and foreign currency related transactions	1,161,057
Purchases of investments	(53,245,275)
Proceeds on sales of securities	93,656,795
Increase in other assets	(1,792)
Increase in interest receivable	(8,046)
Increase in reimbursement due from manager	(8,539)
Increase in prepaid expenses	(683)
Decrease in accrued interest payable	(57,508)
Decrease in payable for investment management fees	(5,256)
Decrease in unfunded loan commitments	(40,947)
Decrease in payable for shareholder service and distribution fees	(288)
Increase in accrued trustee fees	4,737
Decrease in other accrued expenses	(33,468)
Total adjustments	47,167,864
Net cash provided by operating activities	$48,334,579
Non Cash Financing Activities
Receivable for shares sold	$810,252
Reinvestment of distributions	$1,246,266

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance										Ratios to average net assets after reimbursement/ recoupment			Ratios to average net assets before reimbursement/ recoupment						Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains on investments	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Total Investment Return(1)	Expenses (before interest and other fees related to revolving credit facility)(2)(3)	Expenses (with interest and other fees related to revolving credit facility)(2)(3)	Net investment income (loss)(2)(3)	Expenses (before interest and other fees related to revolving credit facility)(3)		Expenses (with interest and other fees related to revolving credit facility)(3)		Net investment income (loss)(3)		Net assets, end of year or period	Portfolio Turnover
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)		(%)		(%)		($000's)	(%)
Class A
08-31-19+	12.19	0.35		(0.29)	0.05	(0.37)	—	—	(0.37)	11.87	0.41	1.68	2.92	5.75	1.81		3.05		5.62		118,427	14
02-28-19	12.61	0.64		(0.38)	0.26	(0.68)	—	—	(0.68)	12.19	2.14	1.72	3.03	5.21	1.80		3.11		5.14		122,868	60
02-28-18	12.85	0.57	*	(0.17)	0.40	(0.50)	—	(0.14)	(0.64)	12.61	3.22	1.69	2.55	4.50	1.73		2.59		4.46		164,285	88
02-28-17	11.85	0.67		1.02	1.69	(0.69)	—	—	(0.69)	12.85	14.56	1.63	2.12	5.34	1.68		2.17		5.28		207,989	69
02-29-16	13.15	0.70		(1.30)	(0.60)	(0.70)	—	—	(0.70)	11.85	(4.77)	1.65	2.07	5.48	1.75		2.17		5.38		196,812	44
02-28-15	13.50	0.65	*	(0.28)	0.37	(0.72)	—	—	(0.72)	13.15	2.81	1.66	2.09	4.90	1.69		2.12		4.87		264,305	63
02-28-14	13.34	0.70	*	0.26	0.96	(0.72)	—	(0.08)	(0.80)	13.50	7.44	1.61	1.98	5.23	1.59		1.95		5.25		403,027	76
02-28-13	12.76	0.95		0.61	1.56	(0.97)	—	—	(0.97)	13.34	12.56	1.66	2.14	7.23	1.68		2.16		7.21		234,056	94
02-29-12	13.40	0.75		(0.75)	(0.00)**	(0.64)	—	—	(0.64)	12.76	0.13	1.63	2.09	5.54	1.66		2.12		5.51		237,853	68
02-28-11	12.60	0.52		0.89	1.41	(0.57)	—	(0.04)	(0.61)	13.40	11.52	1.52	1.93	4.27	1.51		1.92		4.28		400,327	64
02-28-10	8.74	0.50	*	4.01	4.51	(0.65)	—	—	(0.65)	12.60	52.65	1.46	1.82	4.44	1.61	(4)	1.97	(4)	4.29	(4)	455,482	39
Class C
08-31-19+	12.16	0.32		(0.29)	0.02	(0.34)	—	—	(0.34)	11.84	0.16	2.18	3.42	5.24	2.31		3.55		5.11		125,310	14
02-28-19	12.59	0.58		(0.39)	0.19	(0.62)	—	—	(0.62)	12.16	1.56	2.22	3.53	4.72	2.30		3.61		4.64		145,198	60
02-28-18	12.82	0.50		(0.15)	0.35	(0.44)	—	(0.14)	(0.58)	12.59	2.79	2.19	3.05	4.00	2.23		3.09		3.96		175,929	88
02-28-17	11.83	0.61		1.01	1.62	(0.63)	—	—	(0.63)	12.82	13.93	2.13	2.62	4.84	2.18		2.67		4.79		214,361	69
02-29-16	13.13	0.63		(1.29)	(0.66)	(0.64)	—	—	(0.64)	11.83	(5.27)	2.15	2.57	4.98	2.25		2.67		4.88		220,899	44
02-28-15	13.47	0.59	*	(0.28)	0.31	(0.65)	—	—	(0.65)	13.13	2.38	2.16	2.59	4.42	2.19		2.62		4.39		294,011	63
02-28-14	13.32	0.64	*	0.25	0.89	(0.66)	—	(0.08)	(0.74)	13.47	6.85	2.10	2.47	4.78	2.08		2.44		4.81		345,801	76
02-28-13	12.74	0.88		0.61	1.49	(0.91)	—	—	(0.91)	13.32	12.05	2.14	2.62	6.75	2.16		2.64		6.73		265,812	94
02-29-12	13.38	0.68		(0.74)	(0.06)	(0.58)	—	—	(0.58)	12.74	(0.38)	2.13	2.59	5.11	2.16		2.63		5.08		273,361	68
02-28-11	12.58	0.48		0.87	1.35	(0.51)	—	(0.04)	(0.55)	13.38	10.99	2.02	2.43	3.78	2.01		2.42		3.79		354,965	64
02-28-10	8.73	0.45	*	3.99	4.44	(0.59)	—	—	(0.59)	12.58	51.87	1.96	2.32	3.98	2.11	(4)	2.47	(4)	3.83	(4)	388,111	39
Class I
08-31-19+	12.15	0.36		(0.29)	0.07	(0.39)	—	—	(0.39)	11.83	0.54	1.43	2.67	5.99	1.56		2.80		5.86		23,457	14
02-28-19	12.57	0.68		(0.39)	0.29	(0.71)	—	—	(0.71)	12.15	2.41	1.47	2.78	5.47	1.53		2.84		5.42		29,733	60
02-28-18	12.81	0.60	*	(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.57	3.49	1.44	2.30	4.74	1.45		2.31		4.73		34,324	88
02-28-17	11.82	0.69		1.03	1.72	(0.73)	—	—	(0.73)	12.81	14.79	1.38	1.87	5.57	1.41		1.90		5.55		46,319	69
02-29-16	13.12	0.72		(1.29)	(0.57)	(0.73)	—	—	(0.73)	11.82	(4.54)	1.40	1.82	5.71	1.48		1.90		5.63		33,210	44
02-28-15	13.47	0.68	*	(0.28)	0.40	(0.75)	—	—	(0.75)	13.12	3.09	1.41	1.84	5.14	1.41		1.84		5.14		53,877	63
02-28-14	13.31	0.73	*	0.27	1.00	(0.76)	—	(0.08)	(0.84)	13.47	7.76	1.33	1.70	5.43	1.30		1.67		5.46		109,180	76
02-28-13	12.73	0.99		0.59	1.58	(1.00)	—	—	(1.00)	13.31	12.87	1.41	1.89	7.50	1.43		1.91		7.48		36,900	94
02-29-12	13.37	0.71		(0.68)	0.03	(0.67)	—	—	(0.67)	12.73	0.38	1.38	1.84	6.19	1.41		1.88		6.16		27,051	68
02-28-11	12.54	0.63		0.84	1.47	(0.60)	—	(0.04)	(0.64)	13.37	12.05	1.27	1.68	4.71	1.26		1.67		4.72		3,977	64
02-28-10	8.67	0.51	*	4.01	4.52	(0.65)	—	—	(0.65)	12.54	53.19	1.21	1.57	4.42	1.36	(4)	1.72	(4)	4.27	(4)	26	39
Class W
08-31-19+	12.20	0.36		(0.29)	0.07	(0.39)	—	—	(0.39)	11.88	0.53	1.43	2.67	5.98	1.56		2.80		5.85		12,808	14
02-28-19	12.62	0.67		(0.38)	0.29	(0.71)	—	—	(0.71)	12.20	2.40	1.47	2.78	5.44	1.55		2.86		5.36		16,250	60
02-28-18	12.86	0.60		(0.17)	0.43	(0.53)	—	(0.14)	(0.67)	12.62	3.47	1.44	2.30	4.76	1.48		2.34		4.72		27,431	88
02-28-17	11.86	0.70	*	1.03	1.73	(0.73)	—	—	(0.73)	12.86	14.83	1.38	1.87	5.59	1.43		1.92		5.54		27,161	69
02-29-16	13.16	0.73		(1.30)	(0.57)	(0.73)	—	—	(0.73)	11.86	(4.52)	1.40	1.82	5.73	1.50		1.92		5.63		26,306	44
02-28-15	13.51	0.69	*	(0.29)	0.40	(0.75)	—	—	(0.75)	13.16	3.08	1.41	1.84	5.15	1.44		1.87		5.12		31,608	63
02-28-14	13.36	0.74	*	0.25	0.99	(0.76)	—	(0.08)	(0.84)	13.51	7.65	1.36	1.73	5.51	1.34		1.70		5.54		48,587	76
02-28-13	12.76	0.96		0.65	1.61	(1.00)	—	—	(1.00)	13.36	13.00	1.41	1.89	7.40	1.43		1.91		7.38		49,149	94
02-29-12	13.40	0.78		(0.75)	0.03	(0.67)	—	—	(0.67)	12.76	0.38	1.38	1.84	5.82	1.41		1.88		5.79		19,186	68
02-28-11	12.60	0.57		0.87	1.44	(0.60)	—	(0.04)	(0.64)	13.40	11.75	1.27	1.68	4.52	1.26		1.67		4.53		26,353	64
02-28-10	8.71	0.52	*	4.02	4.54	(0.65)	—	—	(0.65)	12.60	53.18	1.21	1.57	4.47	1.36	(4)	1.72	(4)	4.32	(4)	27,950	39

(1)  Total investment return has been calculated assuming a purchase at the beginning of each period and a sale at the end of each period and assumes reinvestment of dividends and capital gain distributions, if any, on the dividend/distribution date. Total investment return does not include sales load.

(2)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to the following: Class A – 0.90% of Managed Assets plus 0.45% of average daily net assets; Class B – 0.90% of Managed

Assets plus 1.20% of average daily net assets; Class C – 0.90% of Managed Assets plus 0.95% of average daily net assets; Class I – 0.90% of Managed Assets plus 0.20% of average daily net assets; and Class W – 0.90% of Managed Assets plus 0.20% of average daily net assets.

(3)  Annualized for periods less than one year.

(4)  Includes excise tax fully reimbursed by the Investment Advisor.

+  Unaudited

*  Calculated using average amount of shares outstanding throughout the period.

**  Amount is less than $0.005 or more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Supplemental data
	Borrowings at end of year or period	Asset coverage per $1,000 of debt	Average borrowings(1)	Shares outstanding at end of year or period
Year or period ended	($000's)	($)	($000's)	(000's)
Class A
08-31-19+	104,900	3,670	54,466	9,977
02-28-18	169,300	3,370	173,235	13,026
02-28-17	154,800	4,200	149,897	16,188
02-29-16	160,900	3,970	188,201	16,602
02-28-15	224,500	3,870	276,481	20,093
02-28-14	293,500	4,090	228,860	29,859
02-28-13	169,000	4,470	191,959	17,541
02-29-12	202,000	3,810	208,126	18,644
02-28-11	183,000	5,430	158,805	29,876
02-28-10	108,000	9,390	94,368	36,155
Class C
08-31-19+	104,900	3,670	54,466	10,580
02-28-19	169,300	3,370	173,235	13,977
02-28-17	154,800	4,200	149,897	16,715
02-29-16	160,900	3,970	188,201	18,667
02-28-15	224,500	3,870	276,481	22,392
02-28-14	293,500	4,090	228,860	25,644
02-28-13	169,000	4,470	191,959	19,949
02-29-12	202,000	3,810	208,126	21,454
02-28-11	183,000	5,430	158,805	26,522
02-28-10	108,000	9,390	94,368	30,843
Class I
08-31-19+	104,900	3,670	54,466	1,983
02-28-19	169,300	3,370	173,235	2,730
02-28-17	154,800	4,200	149,897	3,615
02-29-16	160,900	3,970	188,201	2,809
02-28-15	224,500	3,870	276,481	4,106
02-28-14	293,500	4,090	228,860	8,106
02-28-13	169,000	4,470	191,959	2,772
02-29-12	202,000	3,810	208,126	2,126
02-28-11	183,000	5,430	158,805	297
02-28-10	108,000	9,390	94,368	2
Class W
08-31-19+	104,900	3,670	54,466	1,078
02-28-19	169,300	3,370	173,235	2,173
02-28-17	154,800	4,200	149,897	2,113
02-29-16	160,900	3,970	188,201	2,218
02-28-15	224,500	3,870	276,481	2,401
02-28-14	293,500	4,090	228,860	3,597
02-28-13	169,000	4,470	191,959	3,678
02-29-12	202,000	3,810	208,126	1,503
02-28-11	183,000	5,430	158,805	1,966
02-28-10	108,000	9,390	94,368	2,219

(1)  Based on the active days of borrowing.

+  Unaudited

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Senior Income Fund (the "Fund"), a Delaware statutory trust, is registered under the 1940 Act, as a continuously-offered, diversified, closed-end, management investment company. The Fund invests, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings, for investment purposes, in U.S. dollar denominated, floating rate secured senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. Effective April 2, 2001, the Fund commenced the offering of Class A and Class C shares to the public. Effective April 15, 2008, the Fund commenced the offering of Class I and Class W shares to the public.

The Fund currently has four classes of shares: A, C, I and W. Class A shares are subject to a sales charge of up to 2.50%. Class A shares purchased in excess of $500,000 are not subject to a sales charge but are subject to an Early Withdrawal Charge ("EWC") of 1.00% within six months of purchase. Class C shares are subject to an EWC of 1.00% during the first year after purchase.

To maintain a measure of liquidity, the Fund will offer to repurchase not less than 5% of its outstanding Common Shares on a monthly basis. This is a fundamental policy that cannot be changed without shareholder approval. The Fund may not offer to repurchase more than 25% of its outstanding Common Shares in any calendar quarter. Other than these monthly repurchases, no market for the Fund's Common Shares is expected to exist. The separate classes of shares differ principally in their distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the portfolio pro rata on the average daily net assets of each class, without distinction between share classes. Differences in the per share dividend rates generally result from differences in separate class expenses, including distribution fees and shareholder servicing fees.

Voya Investments, LLC ("Voya Investments" or the "Investment Adviser"), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC ("Voya IM" or the "Sub-Adviser"), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles ("GAAP") and follows the accounting and reporting guidance applicable to investment companies.

A.  Senior Loan and Other Security Valuation. The Fund is open for business every day the New York Stock Exchange ("NYSE") opens for regular trading (each such day, a "Business Day"). The net asset value ("NAV") per Common Share of each class of the Fund is determined each Business Day as of the close of the regular trading session ("Market Close"), as determined by the Consolidated Tape Association ("CTA"), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per Common Share of each class of the Fund is calculated by dividing the value of the Fund's loan assets plus all cash and other assets (including accrued expenses but excluding capital and surplus) attributable to that class of Common Shares by the number of Common Shares outstanding. The NAV per Common Share is made available for publication. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund's assets are

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

traded in other markets on days when the Fund does not price its shares, the value of the Fund's assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Board of Trustees ("Board"). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) Over-the-counter swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities' (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities' prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund's valuation procedures; a "Pricing Committee" comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security's fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund's NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders' investments in the Fund.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's or Pricing Committee's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund's investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Security transactions and senior loans are accounted for on the trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectible, unpaid accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are deferred and recognized over the shorter of four years or the actual term of the loan. Arrangement fees received on revolving credit facilities, which represent non-refundable fees or purchase discounts associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above. Dividend income is recorded on the ex-dividend date. Amendment fees are earned as

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

compensation for evaluating and accepting changes to an original senior loan agreement and are recognized when received. Amendment fees and other fees earned are reported on the Statement of Operations.

C.  Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.

D.  Forward Foreign Currency Contracts. The Fund has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward foreign contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented within the respective Portfolio of Investments.

For the period ended August 31, 2019, the Fund had an average quarterly contract amount on forward foreign currency contracts to buy and sell of $3,172,869 and $35,005,115, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts to sell at August 31, 2019.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.   Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

G.  Distributions to Shareholders. The Fund declares and goes ex-dividend daily and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Fund may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital. The Fund records distributions to its shareholders on the ex-dividend date.

H.   Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

I.  Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS

For the period ended August 31, 2019, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $57,342,904 and $90,773,282, respectively. At August 31, 2019, the Fund held senior loans valued at $390,210,801 representing 99.8% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Fund typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan. In the event that the lead lender becomes insolvent, enters Federal Deposit Insurance Corporation ("FDIC") receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the shares or warrants.

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement ("Management Agreement") with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.90% of the Fund's Managed Assets. For purposes of the Management Agreement, managed assets ("Managed Assets") are defined as the Fund's average daily gross asset value, minus the sum of the Fund's accrued and unpaid dividends on any outstanding Preferred Shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding Preferred Shares).

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily Managed Assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund's assets in accordance with the Fund's investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class A and Class C shares of the Fund have adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby Voya Investments Distributor, LLC (the "Distributor"), a Delaware limited liability company, is compensated by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and/or Service Fee based on average daily net assets at the following annual rates:

Class A	Class C
0.25%	0.75%

The Distributor may also retain the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares, and the EWC paid by the shareholders upon certain redemptions/repurchases for Class A shares and Class C shares. For the period ended August 31, 2019, the Distributor retained the following amounts in EWC's:

	Class A	Class C
Initial Sales Charges:	$2,423	$—
EWC's:	$—	$11

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses, to the following:

Class A — 0.90% of Managed Assets plus 0.45% of average daily net assets
Class C — 0.90% of Managed Assets plus 0.95% of average daily net assets
Class I — 0.90% of Managed Assets plus 0.20% of average daily net assets
Class W — 0.90% of Managed Assets plus 0.20% of average daily net assets

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 6 — EXPENSE LIMITATIONS (continued)

The Investment Adviser may at a later date recoup from the Fund for fees waived and other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.

As of August 31, 2019, the amount of waived and/or reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2020	2021	2022	Total
$108,651	$79,233	$326,884	$514,768

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived and/or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of August 31, 2019, are as follows:

	August 31,
	2020	2021	2022	Total
Class A	$53,457	$47,032	$10,910	$111,399
Class C	54,942	49,435	12,633	117,010
Class W	7,059	7,253	1,081	15,393

The Expense Limitation Agreement is contractual through July 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 7 — COMMITMENTS

Effective May 10, 2019, the Fund has entered into a 364-day revolving credit agreement, collateralized by assets of the Fund, to borrow up to $150 million maturing May 8, 2020. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prior to May 10, 2019, the predecessor credit agreement was for $150 million, which matured on May 10, 2019. There was $104.9 million of borrowings outstanding at August 31, 2019. The weighted average interest rate on outstanding borrowings at August 31, 2019 was 3.09%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.25% of total assets at August 31, 2019. Prepaid arrangement fees are amortized over the term of the agreement. Average borrowings for the period ended August 31, 2019 were $54,466,393 and the average annualized interest rate was 6.79%.

NOTE 8 — SENIOR LOAN COMMITMENTS

As of August 31, 2019, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan	$169,551
Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan	15,476
Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan	23,287
SRAM, LLC Delayed Draw Term Loan	95,000
$303,314

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the "DC Plan"), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees' fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the "Notional Funds"). The Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 9 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

amounts equal to the trustees' deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of "Other assets" on the accompanying Statement of Assets and Liabilities. Deferral of trustees' fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

The Fund may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers) and/or have a common sub-adviser. These interfund transactions are made pursuant to Rule 17a-7 under the 1940 Act. For the period ended August 31, 2019, the Fund engaged in such sale transactions totaling $6,340,175.

NOTE 10 — CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund. There were no earnings credits for the period ended August 31, 2019.

NOTE 11 — SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 20% of its total assets, measured at the time of investment, in subordinated loans, unsecured debt instruments and other investments, as directed by the Prospectus. As of August 31, 2019, the Fund held no subordinated loans or unsecured loans.

NOTE 12 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding
period ended	#	#	#	#	#
Class A
08-31-19	782,406	54,102	(941,906)	—	(105,398)
02-28-19	1,071,511	101,461	(4,117,096)	—	(2,944,124)
Class C
08-31-19	189,006	38,667	(1,587,425)	—	(1,359,752)
02-28-19	576,571	75,589	(2,689,344)	—	(2,037,184)
Class I
08-31-19	67,173	3,300	(535,508)	—	(465,035)
02-28-19	500,911	5,917	(789,126)	—	(282,298)
Class W
08-31-19	88,785	7,422	(350,407)	—	(254,200)
02-28-19	174,689	26,911	(1,042,544)	—	(840,944)
Year or	Shares sold	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	($)	($)	($)	($)	($)
Class A
08-31-19	9,492,732	652,121	(11,408,666)	—	(1,263,813)
02-28-19	13,199,680	1,253,957	(50,586,773)	—	(36,133,136)
Class C
08-31-19	2,275,253	464,959	(19,166,389)	—	(16,426,177)
02-28-19	7,135,586	933,308	(33,197,499)	—	(25,128,605)
Class I
08-31-19	807,792	39,660	(6,437,262)	—	(5,589,810)
02-28-19	6,228,365	72,844	(9,708,857)	—	(3,407,648)
Class W
08-31-19	1,072,175	89,526	(4,243,449)	—	(3,081,748)
02-28-19	2,181,556	335,025	(12,834,787)	—	(10,318,206)

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Six Months Ended August 31, 2019	Year Ended February 28, 2019
Ordinary Income	Ordinary Income
$8,851,909	$19,282,607

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of August 31, 2019 were:

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
Income	(Depreciation)	Amount	Character	Expiration
$2,640,760	$(19,821,363)	$(1,376,472)	Short-term	None
		(61,168,308)	Long-term	None
$(62,544,780)

The Fund's major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2019, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Update 2017-08 ("ASU 2017-08"), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.

Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods

Voya Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2019 (Unaudited) (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Fund has elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Fund's financial statements. The Fund plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund is currently evaluating the impact of these changes on the financial statements.

NOTE 15 — SUBSEQUENT EVENTS

Dividends Declared: Subsequent to August 31, 2019, the Fund declared the following dividends from net investment income:

Class	Per Share Amount	Declaration Date	Record Date	Payable Date
A	$0.05687	Daily	Daily	October 1, 2019
C	$0.05201	Daily	Daily	October 1, 2019
I	$0.05931	Daily	Daily	October 1, 2019
W	$0.05931	Daily	Daily	October 1, 2019

Auditor Change: On September 12, 2019, KPMG LLP ("KPMG") was dismissed as the independent registered public accounting firm to the Fund. The decision to change independent registered public accounting firms was recommended by the Audit Committee of the Board of Trustees of the Fund and was approved by the Board of Trustees of the Fund.

KPMG's reports on the Fund's financial statements for the fiscal years ended February 28, 2019 and February 28, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.

During the fiscal years ended February 28, 2019 and February 28, 2018 and during the subsequent interim period through September 12, 2019: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Fund's financial statements for such periods; and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

On September 12, 2019, the Audit Committee of the Board of Trustees and the Board of Trustees approved the selection of Ernst & Young LLP ("EY") as the Fund's independent registered public accounting firm for the fiscal year ending February 29, 2020. During the Fund's fiscal years ended February 28, 2019 and February 28, 2018, and the subsequent interim period through September 12, 2019, neither the Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date ("subsequent events") to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 139.4%
	Aerospace & Defense: 1.2%
85,664	1199169 B.C. Unlimited Liability Company 2019 Term Loan B2, 6.330%, (US0003M + 4.000%), 04/06/26	$85,843	0.0
159,336	Dynasty Acquisition Co., Inc. 2019 Term Loan B1, 6.330%, (US0003M + 4.000%), 04/06/26	159,668	0.0
475,000	KBR, Inc. Term Loan B, 5.862%, (US0001M + 3.750%), 04/25/25	478,562	0.2
3,132,275	Maxar Technologies Ltd. Term Loan B, 4.870%, (US0001M + 2.750%), 10/04/24	2,756,402	1.0
		3,480,475	1.2
	Auto Components: 0.5%
1,317,258	Broadstreet Partners, Inc. 2018 Term Loan B, 5.362%, (US0001M + 3.250%), 11/08/23	1,316,599	0.5
	Automotive: 5.5%
2,257,930	Bright Bidco B.V. 2018 Term Loan B, 5.759%, (US0003M + 3.500%), 06/30/24	1,354,758	0.5
1,712,148	Dynacast International LLC Term Loan B2, 5.580%, (US0003M + 3.250%), 01/28/22	1,647,943	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
EUR	977,588		Gates Global LLC 2017 EUR Repriced Term Loan B, 3.000%, (EUR003M + 3.000%), 04/01/24	$1,047,557	0.4
	2,953,536		Gates Global LLC 2017 USD Repriced Term Loan B, 4.862%, (US0001M + 2.750%), 04/01/24	2,886,620	1.0
	557,200		Holley Purchaser, Inc. Term Loan B, 7.256%, (US0003M + 5.000%), 10/24/25	537,698	0.2
	1,074,592		Mavis Tire Express Services Corp. 2018 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 03/20/25	1,056,459	0.4
	136,420	(1)	Mavis Tire Express Services Corp. 2018 Delayed Draw Term Loan, 5.362%, (US0001M + 3.250%), 03/20/25	134,118	0.0
	25,866	(1)	Mister Car Wash Holdings, Inc. 2019 Delayed Draw Term Loan, 6.003%, (US0003M + 3.500%), 05/14/26	25,836	0.0
	517,316		Mister Car Wash Holdings, Inc. 2019 Term Loan B, 5.658%, (US0003M + 3.500%), 05/14/26	516,669	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Automotive (continued)
1,420,000	Panther BF Aggregator 2 LP USD Term Loan B, 5.612%, (US0001M + 3.500%), 04/30/26	$1,399,279	0.5
833,009	Superior Industries International, Inc. 2018 1st Lien Term Loan B, 6.112%, (US0001M + 4.000%), 05/22/24	801,771	0.3
1,911,647	Tenneco, Inc. 2018 Term Loan B, 5.112%, (US0001M + 3.000%), 10/01/25	1,785,398	0.6
1,666,000	Truck Hero, Inc. 1st Lien Term Loan, 5.862%, (US0001M + 3.750%), 04/21/24	1,532,720	0.6
565,000	Truck Hero, Inc. 2nd Lien Term Loan, 10.362%, (US0001M + 8.250%), 04/21/25	538,163	0.2
		15,264,989	5.5
	Beverage & Tobacco: 0.3%
920,700	Sunshine Investments B.V. USD Term Loan B3, 5.408%, (US0003M + 3.250%), 03/28/25	923,002	0.3
	Brokers, Dealers & Investment Houses: 0.6%
809,855	Capital Automotive L.P. 2017 2nd Lien Term Loan, 8.120%, (US0001M + 6.000%), 03/24/25	813,904	0.3
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
855,700	Forest City Enterprises, L.P. Term Loan B, 6.112%, (US0001M + 4.000%), 12/07/25	$861,761	0.3
		1,675,665	0.6
	Building & Development: 3.0%
722,138	Core & Main LP 2017 Term Loan B, 5.238%, (US0001M + 2.750%), 08/01/24	721,686	0.2
1,373,862	GYP Holdings III Corp. 2018 Term Loan B, 4.862%, (US0001M + 2.750%), 06/01/25	1,351,966	0.5
755,625	Henry Company LLC Term Loan B, 6.112%, (US0001M + 4.000%), 10/05/23	756,003	0.3
768,928	Interior Logic Group Holdings IV LLC 2018 Term Loan B, 6.330%, (US0003M + 4.000%), 05/30/25	759,797	0.3
577,757	MX Holdings US, Inc. 2018 USD Term Loan B1C, 5.112%, (US0001M + 3.000%), 07/31/25	578,720	0.2
1,028,798	Quikrete Holdings Inc Term Loan, 4.862%, (US0001M + 2.750%), 11/15/23	1,019,313	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Building & Development (continued)
	271,563	SMG US Midco 2, Inc. 2017 1st Lien Term Loan, 5.511%, (US0001M + 3.000%), 01/23/25	$270,375	0.1
	1,032,487	Werner FinCo LP 2017 Term Loan, 6.330%, (US0003M + 4.000%), 07/24/24	1,009,256	0.3
	768,871	Wilsonart LLC 2017 Term Loan B, 5.580%, (US0003M + 3.250%), 12/19/23	751,091	0.3
EUR	959,793	Xella International GmbH 2017 EUR Term Loan B, 3.750%, (EUR003M + 3.750%), 04/11/24	1,041,543	0.4
			8,259,750	3.0
		Building Materials: 0.7%
	2,009,700	NCI Building Systems, Inc. 2018 Term Loan, 5.951%, (US0001M + 3.750%), 04/12/25	1,957,765	0.7
		Business Equipment & Services: 20.0%
	424,442	24-7 Intouch Inc 2018 Term Loan, 6.362%, (US0001M + 4.250%), 08/20/25	411,709	0.1
	854,023	Acosta Holdco, Inc. 2015 Term Loan, 5.362%, (US0001M + 3.250%), 09/26/21	304,886	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,050,029	Advantage Sales & Marketing, Inc. 2014 1st Lien Term Loan, 5.580%, (US0003M + 3.250%), 07/23/21	$976,002	0.3
	1,533,272	AlixPartners, LLP 2017 Term Loan B, 4.862%, (US0001M + 2.750%), 04/04/24	1,537,489	0.5
	972,675	Ascend Learning, LLC 2017 Term Loan B, 5.112%, (US0001M + 3.000%), 07/12/24	966,596	0.3
	643,045	Big Ass Fans, LLC 2018 Term Loan, 6.080%, (US0003M + 3.750%), 05/21/24	643,045	0.2
	1,078,148	Camelot UK Holdco Limited 2017 Repriced Term Loan, 5.362%, (US0001M + 3.250%), 10/03/23	1,082,730	0.4
EUR	982,500	Canyon Valor Companies, Inc. EUR 2017 Term Loan B1, 3.000%, (EUR003M + 3.000%), 06/16/23	1,079,816	0.4
	1,703,055	Colorado Buyer Inc Term Loan B, 5.210%, (US0001M + 3.000%), 05/01/24	1,597,679	0.6
	439,621	Convergint Technologies LLC 2018 1st Lien Term Loan, 5.112%, (US0001M + 3.000%), 02/03/25	430,829	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	1,854,788	EIG Investors Corp. 2018 1st Lien Term Loan, 5.882%, (US0003M + 3.750%), 02/09/23	$1,824,184	0.7
	857,483	Ellie Mae, Inc. Term Loan, 6.172%, (US0003M + 4.000%), 04/17/26	856,411	0.3
	1,374,850	EVO Payments International LLC 2018 1st Lien Term Loan, 5.370%, (US0001M + 3.250%), 12/22/23	1,376,855	0.5
	701,475	Financial & Risk US Holdings, Inc. 2018 USD Term Loan, 5.862%, (US0001M + 3.750%), 10/01/25	705,358	0.3
	548,361	Garda World Security Corporation 2017 Term Loan, 6.020%, (US0003M + 3.500%), 05/24/24	549,304	0.2
	622,125	GreenSky Holdings, LLC 2018 Term Loan B, 5.375%, (US0001M + 3.250%), 03/31/25	615,904	0.2
	237,600	Guidehouse LLP 2018 Term Loan, 5.112%, (US0001M + 3.000%), 05/01/25	235,818	0.1
EUR	677,212	ION Trading Technologies S.a.r.l. EUR Incremental Term Loan B, 4.250%, (EUR003M + 3.250%), 11/21/24	731,419	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	128,434	ION Trading Technologies S.a.r.l. USD Incremental Term Loan B, 6.651%, (US0003M + 4.000%), 11/21/24	$124,260	0.0
	1,976,440	IQOR US Inc. 2nd Lien Term Loan, 11.069%, (US0003M + 8.750%), 04/01/22	1,515,271	0.5
	2,977,487	IQOR US Inc. Term Loan B, 7.319%, (US0003M + 5.000%), 04/01/21	2,743,754	1.0
	3,239,374	KUEHG Corp. 2018 Incremental Term Loan, 6.080%, (US0003M + 3.750%), 02/21/25	3,220,748	1.1
	809,750	Learning Care Group, Inc. 2018 1st Lien Term Loan, 5.476%, (US0003M + 3.250%), 03/13/25	802,665	0.3
	605,000	Learning Care Group, Inc. 2018 2nd Lien Term Loan, 9.685%, (US0003M + 7.500%), 03/13/26	605,000	0.2
EUR	1,000,000	Markermeer Finance B.V. 2019 EUR 1st Lien Term Loan B, 4.250%, (EUR003M + 4.250%), 12/23/24	1,102,830	0.4
	550,000	Misys (Finastra) - Term Loan B 1L, 9.446%, (US0001M + 7.250%), 06/13/25	540,375	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
674,619	NeuStar, Inc. 2018 Term Loan B4, 5.612%, (US0001M + 3.500%), 08/08/24	$655,435	0.2
1,575,481	NVA Holdings, Inc. Term Loan B3, 4.862%, (US0001M + 2.750%), 02/02/25	1,576,484	0.6
465,000	Peak 10, Inc. 2017 2nd Lien Term Loan, 9.480%, (US0003M + 7.250%), 08/01/25	380,525	0.1
2,106,338	PI US MergerCo, Inc. USD 2017 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 01/03/25	2,088,345	0.7
1,501,449	Pre-Paid Legal Services, Inc. 2018 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 05/01/25	1,497,695	0.5
371,220	Prometric Holdings, Inc. 1st Lien Term Loan, 5.120%, (US0001M + 3.000%), 01/29/25	362,867	0.1
2,689,677	Red Ventures, LLC 2018 Term Loan B, 5.112%, (US0001M + 3.000%), 11/08/24	2,691,840	1.0
115,000	Renaissance Holding Corp. 2018 2nd Lien Term Loan, 9.112%, US0001M + 7.000%), 05/29/26	110,592	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
648,450	Renaissance Learning, Inc. 2018 Add On Term Loan, 5.362%, (US0001M + 3.250%), 05/30/25	$636,291	0.2
871,725	Research Now Group, Inc. 2017 1st Lien Term Loan, 7.753%, (US0003M + 5.500%), 12/20/24	874,630	0.3
701,475	Sandvine Corporation 2018 1st Lien Term Loan, 6.612%, (US0001M + 4.500%), 11/02/25	699,721	0.2
1,282,303	Solera Holdings, Inc. USD Term Loan B, 4.862%, (US0001M + 2.750%), 03/03/23	1,278,066	0.5
1,881,166	Spin Holdco Inc. 2017 Term Loan B, 5.572%, (US0003M + 3.250%), 11/14/22	1,842,367	0.7
1,463,938	SSH Group Holdings, Inc. 2018 1st Lien Term Loan, 6.508%, (US0002M + 4.250%), 07/30/25	1,455,703	0.5
1,123,438	Staples, Inc. 7 Year Term Loan, 7.197%, (US0001M + 5.000%), 04/16/26	1,082,011	0.4
523,087	Stiphout Finance LLC USD 1st Lien Term Loan, 5.111%, (US0001M + 3.000%), 10/26/22	520,472	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Business Equipment & Services (continued)
	771,503	SurveyMonkey Inc. 2018 Term Loan B, 5.890%, (US0001W + 3.750%), 10/10/25	$768,610	0.3
EUR	920,840	Techem Verwaltungsg- esellschaft 675 mbH EUR Term Loan B3, 3.500%, (EUR003M + 3.500%), 07/31/25	1,018,880	0.4
	216,150	USS Ultimate Holdings, Inc. 1st Lien Term Loan, 5.950%, (US0006M + 3.750%), 08/25/24	216,015	0.1
	1,592,963	Verifone Systems, Inc. 2018 1st Lien Term Loan, 6.136%, (US0003M + 4.000%), 08/20/25	1,526,756	0.5
EUR	2,195,000	Verisure Holding AB EUR Term Loan B1E, 3.000%, (EUR003M + 3.000%), 10/20/22	2,411,338	0.9
	1,345,475	Verra Mobility Corporation 2018 1st Lien Term Loan, 5.862%, (US0001M + 3.750%), 02/28/25	1,351,361	0.5
	1,463,938	Verscend Holding Corp. 2018 Term Loan B, 6.612%, (US0001M + 4.500%), 08/27/25	1,470,331	0.5
	1,410,675	West Corporation 2017 Term Loan, 6.112%, (US0001M + 4.000%), 10/10/24	1,273,134	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
628,650	West Corporation 2018 Term Loan B1, 5.612%, (US0001M + 3.500%), 10/10/24	$561,856	0.2
1,049,938	Yak Access, LLC 2018 1st Lien Term Loan B, 7.112%, (US0001M + 5.000%), 07/11/25	968,567	0.3
240,000	Yak Access, LLC 2018 2nd Lien Term Loan B, 12.182%, (US0001M + 10.000%), 07/10/26	211,800	0.1
		56,112,629	20.0
	Cable & Satellite Television: 1.8%
1,500,000	CSC Holdings, LLC 2018 Term Loan B, 4.695%, (US0001M + 2.500%), 01/25/26	1,501,875	0.6
830,875	Numericable Group SA USD Term Loan B11, 4.862%, (US0001M + 2.750%), 07/31/25	808,026	0.3
1,741,092	Radiate Holdco, LLC 1st Lien Term Loan, 5.112%, (US0001M + 3.000%), 02/01/24	1,724,588	0.6
926,782	WideOpenWest Finance LLC 2017 Term Loan B, 5.395%, (US0003M + 3.250%), 08/18/23	893,649	0.3
		4,928,138	1.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics: 4.3%
EUR	680,725	Allnex (Luxembourg) & Cy S.C.A. 2016 EUR Term Loan B1, 3.250%, (EUR003M + 3.250%), 09/13/23	$721,849	0.3
	684,480	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2, 5.394%, (US0003M + 3.250%), 09/13/23	663,945	0.2
	515,681	Allnex USA, Inc. USD Term Loan B3, 5.394%, (US0003M + 3.250%), 09/13/23	500,210	0.2
	1,079,259	Alpha 3 B.V. 2017 Term Loan B1, 5.330%, (US0003M + 3.000%), 01/31/24	1,051,097	0.4
	305,000	Ascend Performance Materials Operations LLC 2019 Term Loan B, 7.388%, (US0003M + 5.250%), 08/15/26	306,525	0.1
	945,450	Composite Resins Holding B.V. 2018 Term Loan B, 6.459%, (US0003M + 4.250%), 08/01/25	945,450	0.3
EUR	985,000	Diamond (BC) B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/06/24	1,031,480	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,239,897	Diamond (BC) B.V. USD Term Loan, 5.256%, (US0003M + 3.000%), 09/06/24	$1,140,705	0.4
	1,077,737	Encapsys, LLC 1st Lien Term Loan, 5.612%, (US0001M + 3.500%), 11/07/24	1,079,308	0.4
EUR	1,000,000	Klockner- Pentaplast of America, Inc. EUR 2017 Term Loan B1, 4.750%, (EUR003M + 4.750%), 06/30/22	982,504	0.3
	756,200	Polar US Borrower, LLC 2018 1st Lien Term Loan, 7.063%, (US0003M + 4.750%), 10/15/25	726,897	0.3
	1,945,125	Starfruit Finco B.V 2018 USD Term Loan B, 5.463%, (US0001M + 3.250%), 10/01/25	1,882,809	0.7
	957,033	Tronox Finance LLC Term Loan B, 4.947%, (US0001M + 2.750%), 09/23/24	951,393	0.3
			11,984,172	4.3
		Clothing/Textiles: 0.5%
	1,443,039	Varsity Brands, Inc. 2017 Term Loan B, 5.612%, (US0001M + 3.500%), 12/15/24	1,403,356	0.5
		Containers & Glass Products: 6.2%
	79,000	Albea Beauty Holdings S.A 2018 USD Term Loan B2, 5.524%, (US0006M + 3.000%), 04/22/24	77,091	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
	385,478	Ball Metalpack, LLC 2018 1st Lien Term Loan B, 6.624%, (US0003M + 4.500%), 07/24/25	$376,805	0.1
	2,565,000	Berry Global, Inc. USD Term Loan U, 4.701%, (US0001M + 2.500%), 07/01/26	2,567,886	0.9
	1,586,907	BWAY Holding Company 2017 Term Loan B, 5.590%, (US0003M + 3.250%), 04/03/24	1,544,506	0.6
	240,000	Charter NEX US, Inc. Incremental Term Loan, 5.612%, (US0001M + 3.500%), 05/16/24	240,113	0.1
	491,269	Consolidated Container Company LLC 2017 1st Lien Term Loan, 4.862%, (US0001M + 2.750%), 05/22/24	484,719	0.2
	1,399,909	Flex Acquisition Company, Inc. 1st Lien Term Loan, 5.319%, (US0003M + 3.000%), 12/29/23	1,337,496	0.5
	1,942,359	Flex Acquisition Company, Inc. 2018 Incremental Term Loan, 5.569%, (US0003M + 3.250%), 06/29/25	1,856,340	0.6
EUR	1,636,364	Horizon Holdings III SAS EUR Term Loan B4, 2.750%, (EUR001M + 2.750%), 10/29/22	1,802,067	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
900,900	Pelican Products, Inc. 2018 1st Lien Term Loan, 5.701%, (US0001M + 3.500%), 05/01/25	$873,873	0.3
105,000	Pelican Products, Inc. 2018 2nd Lien Term Loan, 9.951%, (US0001M + 7.750%), 05/01/26	100,800	0.1
114,525	Proampac AC Borrower LLC First Lien Term Loan, 5.703%, (US0001M + 3.500%), 11/18/23	109,801	0.0
245,000	Proampac AC Borrower LLC Second Lien Term Loan, 10.624%, (US0003M + 8.500%), 11/18/24	233,975	0.1
2,436,256	Reynolds Group Holdings Inc. USD 2017 Term Loan, 4.862%, (US0001M + 2.750%), 02/05/23	2,437,779	0.9
1,392,573	Ring Container Technologies Group, LLC 1st Lien Term Loan, 4.862%, (US0001M + 2.750%), 10/31/24	1,369,943	0.5
1,414,237	Tricorbraun Holdings Inc First Lien Term Loan, 6.019%, (US0002M + 3.750%), 11/30/23	1,382,416	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Containers & Glass Products (continued)
606,047	Trident TPI Holdings, Inc. 2017 USD Term Loan B1, 5.362%, (US0001M + 3.250%), 10/17/24	$580,668	0.2
		17,376,278	6.2
	Cosmetics/Toiletries: 0.6%
1,057,013	Anastasia Parent, LLC 2018 Term Loan B, 5.862%, (US0001M + 3.750%), 08/11/25	829,755	0.3
833,383	Wellness Merger Sub, Inc. 1st Lien Term Loan, 6.374%, (US0003M + 4.250%), 06/30/24	829,841	0.3
		1,659,596	0.6
	Diversified Financial Services: 0.2%
459,333	Blucora, Inc. 2017 Term Loan B, 5.258%, (US0002M + 3.000%), 05/22/24	461,630	0.2
	Drugs: 2.1%
1,444,352	Alvogen Pharma US, Inc. 2018 Term Loan B, 6.860%, (US0001M + 4.750%), 04/02/22	1,317,971	0.4
1,761,789	Amneal Pharmaceuticals LLC 2018 Term Loan B, 5.625%, (US0001M + 3.500%), 05/04/25	1,606,165	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,810,544	Endo Luxembourg Finance Company I S.a r.l. 2017 Term Loan B, 6.375%, (US0001M + 4.250%), 04/29/24	$1,658,911	0.6
	295,077	Horizon Pharma, Inc. 2019 Term Loan B, 4.750%, (US0001M + 2.500%), 05/22/26	295,584	0.1
EUR	167,857	Nidda Healthcare Holding AG EUR Delayed Draw Term Loan B2, 3.500%, (EUR003M + 3.500%), 08/21/24	184,925	0.1
EUR	289,724	Nidda Healthcare Holding AG EUR Term Loan B1, 3.500%, (EUR003M + 3.500%), 08/21/24	319,184	0.1
EUR	542,419	Nidda Healthcare Holding AG EUR Term Loan C, 3.500%, (EUR003M + 3.500%), 08/21/24	598,505	0.2
			5,981,245	2.1
		Ecological Services & Equipment: 0.7%
	1,627,669	GFL Environmental Inc. 2018 USD Term Loan B, 5.112%, (US0001M + 3.000%), 05/30/25	1,614,648	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Ecological Services & Equipment (continued)
227,455	Gopher Resource, LLC 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 03/06/25	$225,181	0.1
		1,839,829	0.7
	Electronics/Electrical: 20.3%
638,932	ABC Financial Services, Inc. 1st Lien Term Loan, 6.445%, (US0001M + 4.250%), 01/02/25	637,335	0.2
918,673	ASG Technologies Group, Inc. 2018 Term Loan, 5.612%, (US0001M + 3.500%), 07/31/24	908,912	0.3
1,071,388	Barracuda Networks, Inc. 1st Lien Term Loan, 5.398%, (US0003M + 3.250%), 02/12/25	1,071,924	0.4
2,268,575	BMC Software Finance, Inc. 2018 USD Term Loan B, 6.580%, (US0003M + 4.250%), 10/02/25	2,149,069	0.8
282,857	Brave Parent Holdings, Inc. 1st Lien Term Loan, 6.256%, (US0003M + 4.000%), 04/18/25	270,247	0.1
238,091	Carbonite, Inc Term Loan B, 6.006%, (US0001M + 3.750%), 03/26/26	237,843	0.1
808,888	Cohu, Inc. 2018 Term Loan B, 5.200%, (US0006M + 3.000%), 10/01/25	786,643	0.3
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	512,425	Compuware Corporation 2018 Term Loan B, 6.112%, (US0001M + 4.000%), 08/22/25	$515,307	0.2
	464,900	Dynatrace LLC 2018 1st Lien Term Loan, 4.862%, (US0001M + 2.750%), 08/22/25	466,004	0.2
	781,075	EagleView Technology Corporation 2018 Add On Term Loan B, 5.645%, (US0003M + 3.500%), 08/14/25	728,352	0.2
	262,350	Electrical Components International, Inc. 2018 1st Lien Term Loan, 6.580%, (US0003M + 4.250%), 06/26/25	241,362	0.1
	2,574,027	Epicor Software Corporation 1st Lien Term Loan, 5.370%, (US0001M + 3.250%), 06/01/22	2,573,626	0.9
	653,363	Exact Merger Sub LLC 1st Lien Term Loan, 6.580%, (US0003M + 4.250%), 09/27/24	652,954	0.2
EUR	1,000,000	GlobalFoundries Inc EUR Term Loan B, 4.250%, (EUR001M + 4.250%), 06/05/26	1,085,312	0.4
	620,000	GlobalFoundries Inc USD Term Loan B, 6.125%, (US0001M + 4.000%), 06/05/26	609,150	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
994,770	Greeneden U.S. Holdings II, LLC 2018 USD Term Loan B, 5.362%, (US0001M + 3.250%), 12/01/23	$985,651	0.3
100,000	Hyland Software, Inc. 2017 2nd Lien Term Loan, 9.112%, (US0001M + 7.000%), 07/07/25	100,594	0.0
2,263,087	Hyland Software, Inc. 2018 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 07/01/24	2,260,964	0.8
920,000	Imperva, Inc. 1st Lien Term Loan, 6.303%, (US0003M + 4.000%), 01/12/26	915,400	0.3
455,000	Imperva, Inc. 2nd Lien Term Loan, 9.930%, (US0001M + 7.750%), 01/10/27	445,900	0.2
1,847,587	Informatica Corporation 2018 USD Term Loan, 5.362%, (US0001M + 3.250%), 08/05/22	1,851,513	0.7
730,367	Kronos Incorporated 2017 Term Loan B, 5.253%, (US0003M + 3.000%), 11/01/23	730,722	0.3
1,657,488	McAfee, LLC 2018 USD Term Loan B, 5.866%, (US0001M + 3.750%), 09/30/24	1,660,423	0.6
2,333,438	MH Sub I, LLC 2017 1st Lien Term Loan, 5.862%, (US0001M + 3.750%), 09/13/24	2,316,520	0.8
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
810,000	MH Sub I, LLC 2017 2nd Lien Term Loan, 9.612%, (US0001M + 7.500%), 09/15/25	$816,075	0.3
411,888	Navex TopCo, Inc. 2018 1st Lien Term Loan, 5.380%, (US0003M + 3.250%), 09/05/25	405,709	0.2
100,000	Navex TopCo, Inc. 2018 2nd Lien Term Loan, 9.130%, (US0003M + 7.000%), 09/05/26	99,250	0.0
992,146	Optiv Security, Inc. 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 02/01/24	832,782	0.3
245,000	Project Boost Purchaser, LLC 2019 Term Loan B, 5.612%, (US0001M + 3.500%), 06/01/26	243,316	0.1
616,900	Project Leopard Holdings, Inc. 2019 Term Loan, 6.450%, (US0001M + 4.250%), 07/07/23	617,767	0.2
2,441,550	Quest Software US Holdings Inc. 2018 1st Lien Term Loan, 6.506%, (US0003M + 4.250%), 05/16/25	2,384,325	0.8
750,000	Quest Software US Holdings Inc. 2018 2nd Lien Term Loan, 10.506%, (US0003M + 8.250%), 05/16/26	735,937	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Electronics/Electrical (continued)
	3,521,633	Rackspace Hosting, Inc. 2017 Incremental 1st Lien Term Loan, 5.287%, (US0003M + 3.000%), 11/03/23	$3,271,816	1.2
	3,039,899	Riverbed Technology, Inc. 2016 Term Loan, 5.370%, (US0001M + 3.250%), 04/24/22	2,545,916	0.9
	390,000	Rocket Software, Inc. 2018 2nd Lien Term Loan, 10.362%, (US0001M + 8.250%), 11/27/26	375,050	0.1
	1,396,500	Rocket Software, Inc. 2018 Term Loan, 6.362%, (US0001M + 4.250%), 11/28/25	1,342,386	0.5
	2,388,750	RP Crown Parent LLC Term Loan B, 4.862%, (US0001M + 2.750%), 10/12/23	2,387,257	0.8
	1,611,900	Severin Acquisition, LLC 2018 Term Loan B, 5.459%, (US0003M + 3.250%), 08/01/25	1,588,224	0.6
EUR	1,000,759	SGB-SMIT Management GmbH EUR Term Loan B, 4.500%, (EUR006M + 4.500%), 07/18/24	804,749	0.3
	657,909	Sirius Computer Solutions, Inc. 2019 Term Loan B, 6.569%, (US0003M + 4.250%), 07/01/26	658,936	0.2
	3,000,833	SkillSoft Corporation 1st Lien Term Loan, 6.946%, (US0006M + 4.750%), 04/28/21	2,516,949	0.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,799,932	SolarWinds Holdings, Inc. 2018 Term Loan B, 4.862%, (US0001M + 2.750%), 02/05/24	$1,800,443	0.6
635,200	SonicWall US Holdings Inc. 1st Lien Term Loan, 5.636%, (US0003M + 3.500%), 05/16/25	600,264	0.2
265,000	SonicWall US Holdings Inc. 2nd Lien Term Loan, 9.636%, (US0003M + 7.500%), 05/18/26	232,538	0.1
965,000	Travelport Finance (Luxembourg) S.a.r.l. 2019 Term Loan, 7.541%, (US0003M + 5.000%), 05/29/26	893,349	0.3
905,450	TriTech Software Systems 2018 Term Loan B, 5.862%, (US0001M + 3.750%), 08/29/25	850,369	0.3
735,000	Ultimate Software Group Inc(The) Term Loan B, 6.080%, (US0003M + 3.750%), 05/04/26	737,756	0.3
2,590,313	Veritas Bermuda Ltd. USD Repriced Term Loan B, 6.648%, (US0001M + 4.500%), 01/27/23	2,468,354	0.9
1,985,025	Vertafore, Inc. 2018 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 07/02/25	1,922,284	0.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
495,000	Vertafore, Inc. 2018 2nd Lien Term Loan, 9.362%, (US0001M + 7.250%), 07/02/26	$489,555	0.2
300,042	Web.com Group, Inc. 2018 2nd Lien Term Loan, 9.945%, (US0001M + 7.750%), 10/09/26	294,541	0.1
731,484	Web.com Group, Inc. 2018 Term Loan B, 5.945%, (US0001M + 3.750%), 10/10/25	723,255	0.3
		56,840,879	20.3
	Financial Intermediaries: 2.5%
1,211,541	Blackhawk Network Holdings, Inc 2018 1st Lien Term Loan, 5.112%, (US0001M + 3.000%), 06/15/25	1,204,509	0.4
330,000	Blackstone Mortgage Trust, Inc. Term Loan B, 4.616%, (US0001M + 2.500%), 04/23/26	331,650	0.1
1,042,125	DTZ U.S. Borrower LLC 2018 Add On Term Loan B, 5.362%, (US0001M + 3.250%), 08/21/25	1,044,204	0.4
1,950,200	Edelman Financial Center, LLC 2018 1st Lien Term Loan, 5.432%, (US0001M + 3.250%), 07/21/25	1,952,029	0.7
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
255,000	Edelman Financial Center, LLC 2018 2nd Lien Term Loan, 8.932%, (US0001M + 6.750%), 07/20/26	$256,700	0.1
320,000	Focus Financial Partners, LLC 2018 Incremental Term Loan, 4.612%, (US0001M + 2.500%), 07/03/24	321,300	0.1
428,605	Priority Payment Systems LLC Term Loan, 7.120%, (US0001M + 5.000%), 01/03/23	423,783	0.2
1,536,909	Victory Capital Holdings, Inc. 2019 Term Loan B, 5.569%, (US0003M + 3.250%), 07/01/26	1,543,633	0.5
		7,077,808	2.5
	Food Products: 3.1%
1,129,325	8th Avenue Food & Provisions, Inc. 2018 1st Lien Term Loan, 5.963%, (US0001M + 3.750%), 10/01/25	1,133,560	0.4
100,000	8th Avenue Food & Provisions, Inc. 2018 2nd Lien Term Loan, 9.963%, (US0001M + 7.750%), 10/01/26	99,000	0.0
898,988	Atkins Nutritionals Holdings II, Inc. 2017 Term Loan B, 5.841%, (US0003M + 3.500%), 07/07/24	901,235	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Food Products (continued)
	415,800	CH Guenther & Son, Incorporated 2018 Term Loan B, 4.862%, (US0001M + 2.750%), 03/31/25	$413,976	0.2
	505,980	Del Monte Foods, Inc. 1st Lien Term Loan, 5.400%, (US0003M + 3.250%), 02/18/21	394,981	0.1
	2,891,465	IRB Holding Corp 1st Lien Term Loan, 5.550%, (US0003M + 3.250%), 02/05/25	2,878,363	1.0
	200,000	JBS USA Lux S.A. 2019 Term Loan B, 4.589%, (US0001M + 2.500%), 05/01/26	200,736	0.1
	395,999	NPC International, Inc. 1st Lien Term Loan, 5.697%, (US0001M + 3.500%), 04/19/24	289,079	0.1
	327,500	NPC International, Inc. 2nd Lien Term Loan, 9.819%, (US0002M + 7.500%), 04/18/25	139,188	0.1
EUR	1,355,000	Sigma Bidco B.V. 2018 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 07/02/25	1,487,972	0.5
	836,550	Sigma Bidco B.V. 2018 USD Term Loan B, 5.320%, (US0003M + 3.000%), 07/02/25	831,844	0.3
			8,769,934	3.1
		Food Service: 2.0%
	330,000	Carrols Restaurant Group, Inc. Term Loan B, 5.400%, (US0001M + 3.250%), 04/30/26	320,513	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	736,276	Dhanani Group Inc. 2018 Term Loan B, 5.862%, (US0001M + 3.750%), 07/20/25	$699,462	0.2
	265,156	Fogo De Chao, Inc. 2018 Add On Term Loan, 6.362%, (US0001M + 4.250%), 04/07/25	265,736	0.1
	2,157,410	Golden Nugget, Inc. 2017 Incremental Term Loan B, 4.893%, (US0001M + 2.750%), 10/04/23	2,160,275	0.8
	1,029,600	Hearthside Food Solutions, LLC 2018 Term Loan B, 5.800%, (US0001M + 3.688%), 05/23/25	1,001,286	0.4
	170,000	Tacala, LLC 2nd Lien Term Loan, 9.112%, (US0001M + 7.000%), 01/30/26	169,681	0.1
	865,000	US Foods, Inc. 2019 Term Loan B, 4.138%, (US0003M + 2.000%), 08/15/26	867,339	0.3
			5,484,292	2.0
		Food/Drug Retailers: 2.6%
	1,261,110	Albertsons, LLC 2019 Term Loan B7, 4.862%, (US0001M + 2.750%), 11/17/25	1,266,627	0.5
	1,172,830	Albertsons, LLC 2019 Term Loan B8, 4.862%, (US0001M + 2.750%), 08/17/26	1,178,144	0.4
EUR	1,000,000	CD&R Firefly Bidco Limited 2018 EUR Term Loan B2, 3.250%, (EUR003M + 3.250%), 06/23/25	1,096,874	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food/Drug Retailers (continued)
1,313,381	EG Finco Limited 2018 USD Term Loan, 6.330%, (US0003M + 4.000%), 02/07/25	$1,296,691	0.5
256,750	EG Group Limited 2018 USD Term Loan B, 6.330%, (US0003M + 4.000%), 02/07/25	253,487	0.1
2,129,184	Moran Foods LLC Term Loan, 8.330%, (US0003M + 6.000%), 12/05/23	952,810	0.3
1,532,300	United Natural Foods, Inc. Term Loan B, 6.362%, (US0001M + 4.250%), 10/22/25	1,256,486	0.4
		7,301,119	2.6
	Forest Products: 0.7%
1,468,974	Blount International Inc. 2018 Term Loan B, 5.946%, (US0001M + 3.750%), 04/12/23	1,468,516	0.5
495,000	LABL, Inc. 2019 USD Term Loan, 6.730%, (US0001M + 4.500%), 07/01/26	495,464	0.2
		1,963,980	0.7
	Health Care: 12.0%
348,250	Accelerated Health Systems, LLC Term Loan B, 5.713%, (US0001M + 3.500%), 10/31/25	348,250	0.1
1,158,395	ADMI Corp. 2018 Term Loan B, 4.862%, (US0001M + 2.750%), 04/30/25	1,146,811	0.4
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	359,100	Agiliti Health, Inc Term Loan, 5.250%, (US0001M + 3.000%), 01/04/26	$360,438	0.1
	800,249	Air Methods Corporation 2017 Term Loan B, 5.830%, (US0003M + 3.500%), 04/21/24	666,707	0.2
	1,291,763	Athenahealth, Inc. 2019 Term Loan B, 6.681%, (US0003M + 4.500%), 02/11/26	1,286,918	0.5
	1,008,149	ATI Holdings Acquisition, Inc. 2016 Term Loan, 5.645%, (US0001M + 3.500%), 05/10/23	984,205	0.4
	708,225	Auris Luxembourg III S.a.r.l. 2019 USD Term Loan B, 5.874%, (US0001M + 3.750%), 02/27/26	700,257	0.3
	363,231	Carestream Dental Equiment, Inc 2017 1st Lien Term Loan B, 5.362%, (US0001M + 3.250%), 09/01/24	355,059	0.1
	983,618	CHG Healthcare Services Inc. 2017 1st Lien Term Loan B, 5.112%, (US0001M + 3.000%), 06/07/23	977,675	0.3
EUR	1,000,000	Cidron Atrium SE 2018 EUR Term Loan B, 3.250%, (EUR003M + 3.250%), 04/16/25	1,100,698	0.4

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
	1,381,754	Concentra Inc. 2018 1st Lien Term Loan, 5.210%, (US0003M + 2.750%), 06/01/22	$1,383,446	0.5
EUR	1,000,000	Constantin Investissement 4 EUR Term Loan B, 3.500%, (EUR003M + 3.500%), 04/22/24	1,107,195	0.4
	1,060,532	DaVita, Inc. 2019 Term Loan B, 4.388%, (US0003M + 2.250%), 08/12/26	1,062,047	0.4
	831,404	DentalCorp Perfect Smile ULC 1st Lien Term Loan, 5.862%, (US0001M + 3.750%), 06/06/25	818,933	0.3
	384,000	Diplomat Pharmacy, Inc. 2017 Term Loan B, 6.620%, (US0001M + 4.500%), 12/20/24	355,840	0.1
	540,000	Emerald TopCo Inc Term Loan, 5.589%, (US0003M + 3.500%), 07/24/26	537,975	0.2
	1,233,800	Envision Healthcare Corporation 2018 1st Lien Term Loan, 5.862%, (US0001M + 3.750%), 10/10/25	959,279	0.3
	1,376,744	ExamWorks Group, Inc. 2017 Term Loan, 5.362%, (US0001M + 3.250%), 07/27/23	1,379,669	0.5
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,844,848	Global Medical Response, Inc. 2018 Term Loan B1, 5.432%, (US0001M + 3.250%), 04/28/22	$1,741,845	0.6
851,152	GoodRx, Inc. 1st Lien Term Loan, 4.932%, (US0001M + 2.750%), 10/10/25	845,567	0.3
1,257,300	Inovalon Holdings, Inc. 2018 Term Loan B, 5.750%, (US0001M + 3.500%), 04/02/25	1,258,872	0.5
837,618	Jaguar Holding Company II 2018 Term Loan, 4.612%, (US0001M + 2.500%), 08/18/22	834,581	0.3
646,788	Kinetic Concepts, Inc. 2017 USD Term Loan B, 5.580%, (US0003M + 3.250%), 02/02/24	648,405	0.2
501,800	Lifescan Global Corporation 2018 1st Lien Term Loan, 8.660%, (US0003M + 6.000%), 10/01/24	473,365	0.2
1,441,689	MPH Acquisition Holdings LLC 2016 Term Loan B, 5.080%, (US0003M + 2.750%), 06/07/23	1,344,375	0.5
1,043,625	nThrive, Inc. 2016 1st Lien Term Loan, 6.612%, (US0001M + 4.500%), 10/20/22	978,399	0.3
1,663,000	Ortho-Clinical Diagnostics SA 2018 Term Loan B, 5.563%, (US0003M + 3.250%), 06/30/25	1,574,133	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Health Care (continued)
48,553		Pearl Intermediate Parent LLC 2018 1st Lien Term Loan, 4.862%, (US0001M + 2.750%), 02/14/25	$47,005	0.0
44,285	(1)	Pearl Intermediate Parent LLC 2018 Delayed Draw Term Loan, 4.862%, (US0001M + 2.750%), 02/14/25	42,874	0.0
1,070,000		Phoenix Guarantor Inc Term Loan B, 6.744%, (US0001M + 4.500%), 03/05/26	1,066,434	0.4
1,034,800		RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B, 6.645%, (US0001M + 4.500%), 11/17/25	1,028,591	0.4
390,000		Select Medical Corporation 2017 Term Loan B, 4.850%, (US0003M + 2.500%), 03/06/25	389,264	0.1
1,660,926		Sotera Health Holdings, LLC 2017 Term Loan, 5.112%, (US0001M + 3.000%), 05/15/22	1,634,629	0.6
1,513,050		Surgery Center Holdings, Inc. 2017 Term Loan B, 5.370%, (US0001M + 3.250%), 09/02/24	1,449,691	0.5
666,839		Team Health Holdings, Inc. 1st Lien Term Loan, 4.862%, (US0001M + 2.750%), 02/06/24	543,474	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
514,500	Tecomet Inc. 2017 Repriced Term Loan, 5.445%, (US0001M + 3.250%), 05/01/24	$513,535	0.2
486,254	U.S. Anesthesia Partners, Inc. 2017 Term Loan, 5.112%, (US0001M + 3.000%), 06/23/24	468,931	0.2
374,063	Vizient, Inc. 2019 Term Loan B5, 4.612%, (US0001M + 2.500%), 05/06/26	376,128	0.1
492,500	Wink Holdco, Inc 1st Lien Term Loan B, 5.112%, (US0001M + 3.000%), 12/02/24	480,187	0.2
295,000	Wink Holdco, Inc 2nd Lien Term Loan B, 8.870%, (US0001M + 6.750%), 12/01/25	294,447	0.1
		33,566,134	12.0
	Home Furnishings: 0.9%
498,736	Hillman Group Inc. (The) 2018 Term Loan B, 6.112%, (US0001M + 4.000%), 05/31/25	482,216	0.1
2,164,350	Prime Security Services Borrower, LLC 2016 1st Lien Term Loan, 4.862%, (US0001M + 2.750%), 05/02/22	2,165,895	0.8
		2,648,111	0.9
	Industrial Equipment: 2.5%
417,900	AI Alpine AT Bidco GmbH 2018 USD Term Loan B, 4.994%, (US0001M + 2.750%), 10/31/25	408,497	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Industrial Equipment (continued)
	988,950	Cortes NP Acquisition Corporation 2017 Term Loan B, 6.330%, (US0003M + 4.000%), 11/30/23	$932,910	0.3
	363,175	CPM Holdings, Inc. 2018 1st Lien Term Loan, 5.862%, (US0001M + 3.750%), 11/15/25	355,003	0.1
	773,008	EWT Holdings III Corp. 2017 Repriced Term Loan, 5.112%, (US0001M + 3.000%), 12/20/24	774,457	0.3
	555,924	Filtration Group Corporation 2018 1st Lien Term Loan, 5.112%, (US0001M + 3.000%), 03/29/25	556,619	0.2
EUR	970,063	Gardner Denver, Inc. 2017 EUR Term Loan B, 3.000%, (EUR001M + 3.000%), 07/30/24	1,073,311	0.4
	1,367,422	Gardner Denver, Inc. 2017 USD Term Loan B, 4.862%, (US0001M + 2.750%), 07/30/24	1,371,544	0.5
	776,985	Kenan Advantage Group, Inc. 2015 Term Loan, 5.112%, (US0001M + 3.000%), 07/31/22	751,733	0.3
	236,279	Kenan Advantage Group, Inc. CAD Term Loan B, 5.112%, (US0001M + 3.000%), 07/31/22	228,600	0.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
296,250	Safe Fleet Holdings LLC 2018 1st Lien Term Loan, 5.210%, (US0001M + 3.000%), 02/01/25	$288,659	0.1
100,000	Safe Fleet Holdings LLC 2018 2nd Lien Term Loan, 8.960%, (US0001M + 6.750%), 02/01/26	97,750	0.0
212,850	Shape Technologies Group, Inc. Term Loan, 5.259%, (US0003M + 3.000%), 04/21/25	195,822	0.1
		7,034,905	2.5
	Insurance: 8.1%
453,863	Achilles Acquisition LLC 2018 Term Loan, 6.125%, (US0001M + 4.000%), 10/13/25	454,141	0.2
2,285,116	Acrisure, LLC 2017 Term Loan B, 6.362%, (US0001M + 4.250%), 11/22/23	2,282,259	0.8
688,388	Acrisure, LLC 2018 Term Loan B, 5.862%, (US0001M + 3.750%), 11/22/23	678,923	0.3
650,933	Alera Group Holdings, Inc. 2018 Term Loan B, 6.612%, (US0001M + 4.500%), 07/25/25	653,374	0.2
2,693,418	Alliant Holdings Intermediate, LLC 2018 Term Loan B, 5.145%, (US0001M + 3.000%), 05/09/25	2,623,979	0.9

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Insurance (continued)
2,018,250	AmWINS Group, Inc. 2017 Term Loan B, 4.884%, (US0001M + 2.750%), 01/25/24	$2,018,250	0.7
1,355,850	Applied Systems, Inc. 2017 1st Lien Term Loan, 5.330%, (US0003M + 3.000%), 09/19/24	1,353,625	0.5
340,000	Applied Systems, Inc. 2017 2nd Lien Term Loan, 9.330%, (US0003M + 7.000%), 09/19/25	343,825	0.1
422,875	Aretec Group, Inc. 2018 Term Loan, 6.362%, (US0001M + 4.250%), 10/01/25	411,775	0.2
2,589,001	AssuredPartners, Inc. 2017 1st Lien Add-On Term Loan, 5.612%, (US0001M + 3.500%), 10/22/24	2,580,356	0.9
1,254,400	CCC Information Services, Inc. 2017 1st Lien Term Loan, 4.870%, (US0001M + 2.750%), 04/26/24	1,246,821	0.4
150,000	CCC Information Services, Inc. 2017 2nd Lien Term Loan, 8.862%, (US0001M + 6.750%), 04/27/25	151,500	0.1
1,997,269	Hub International Limited 2018 Term Loan B, 5.267%, (US0003M + 3.000%), 04/25/25	1,961,781	0.7
2,596,713	NFP Corp. Term Loan B, 5.112%, (US0001M + 3.000%), 01/08/24	2,548,430	0.9
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,480,000	Sedgwick Claims Management Services, Inc. 2019 Incremental Term Loan B, 6.138%, (US0003M + 4.000%), 08/07/26	$1,477,410	0.5
1,866,750	USI, Inc. 2017 Repriced Term Loan, 5.330%, (US0003M + 3.000%), 05/16/24	1,826,206	0.7
		22,612,655	8.1
	Leisure Good/Activities/Movies: 7.0%
499,950	Airxcel, Inc. 2018 1st Lien Term Loan, 6.612%, (US0001M + 4.500%), 04/28/25	484,743	0.2
215,000	Airxcel, Inc. 2018 2nd Lien Term Loan, 10.862%, (US0001M + 8.750%), 04/27/26	197,263	0.0
1,208,225	AMC Entertainment Holdings Inc. 2019 Term Loan B, 5.230%, (US0006M + 3.000%), 04/22/26	1,213,762	0.4
1,138,140	Bombardier Recreational Products, Inc. 2019 Incremental Term Loan B2, 4.612%, (US0001M + 2.500%), 05/23/25	1,139,563	0.4
900,927	ClubCorp Club Operations, Inc. 2017 Incremental Term Loan, 5.080%, (US0003M + 2.750%), 09/18/24	813,086	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Leisure Good/Activities/Movies (continued)
	1,552,934	Equinox Holdings, Inc. 2017 1st Lien Term Loan, 5.112%, (US0001M + 3.000%), 03/08/24	$1,546,140	0.5
	1,573,586	Fitness International, LLC 2018 Term Loan B, 5.362%, (US0001M + 3.250%), 04/18/25	1,573,446	0.6
EUR	990,000	Fluidra Finco SLU 2018 EUR Term Loan B, 2.750%, (EUR001M + 2.750%), 07/02/25	1,095,029	0.4
EUR	1,000,000	Fugue Finance B.V. EUR Term Loan, 3.250%, (EUR003M + 3.250%), 09/01/24	1,099,565	0.4
EUR	1,000,000	GVC Holdings PLC 2018 EUR Term Loan B2, 2.500%, (EUR006M + 2.500%), 03/29/24	1,101,110	0.4
	994,950	Intrawest Resorts Holdings, Inc. Term Loan B1, 5.112%, (US0001M + 3.000%), 07/31/24	994,074	0.4
	1,624,961	Kingpin Intermediate Holdings LLC 2018 Term Loan B, 5.610%, (US0001M + 3.500%), 07/03/24	1,625,977	0.6
	2,075,845	Life Time, Inc. 2017 Term Loan B, 4.874%, (US0003M + 2.750%), 06/10/22	2,070,100	0.7
	676,600	NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 10/20/25	662,786	0.2
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	520,000		NEP/NCP Holdco, Inc. 2018 2nd Lien Term Loan, 9.112%, (US0001M + 7.000%), 10/19/26	$513,500	0.2
	361,929		SRAM, LLC 2018 Term Loan B, 4.989%, (US0001M + 2.750%), 03/15/24	362,834	0.1
	95,000	(1)	SRAM, LLC Delayed Draw Term Loan, 4.888%, (US0003M + 2.750%), 03/15/24	95,119	0.1
EUR	910,562		Thor Industries, Inc. EUR Term Loan B, 4.000%, (EUR001M + 4.000%), 02/01/26	975,734	0.3
	1,069,264		Thor Industries, Inc. USD Term Loan B, 6.000%, (US0001M + 3.750%), 02/01/26	1,041,642	0.4
	383,075		WeddingWire, Inc. 1st Lien Term Loan, 6.612%, (US0001M + 4.500%), 12/19/25	382,596	0.1
	140,000		WeddingWire, Inc. 2nd Lien Term Loan, 10.362%, (US0001M + 8.250%), 12/21/26	139,825	0.1
	589,333		Winnebago Industries, Inc. 2017 Term Loan, 5.953%, (US0003M + 3.500%), 11/08/23	582,703	0.2
				19,710,597	7.0
			Leisure Time: 0.5%
	1,440,450		24 Hour Fitness Worldwide, Inc. 2018 Term Loan B, 5.612%, (US0001M + 3.500%), 05/30/25	1,400,838	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Lodging & Casinos: 2.9%
1,396,567	Everi Payments Inc. Term Loan B, 5.112%, (US0001M + 3.000%), 05/09/24	$1,399,061	0.5
1,645,325	Golden Entertainment, Inc. 2017 1st Lien Term Loan, 5.140%, (US0001M + 3.000%), 10/21/24	1,644,256	0.6
660,000	PCI Gaming Authority Term Loan, 5.112%, (US0001M + 3.000%), 05/29/26	664,302	0.3
2,319,380	Scientific Games International, Inc. 2018 Term Loan B5, 4.889%, (US0002M + 2.750%), 08/14/24	2,296,186	0.8
1,975,986	Stars Group Holdings B.V. (The) 2018 USD Incremental Term Loan, 5.830%, (US0003M + 3.500%), 07/10/25	1,982,925	0.7
		7,986,730	2.9
	Nonferrous Metals/Minerals: 1.1%
2,817,063	Covia Holdings Corporation Term Loan, 6.313%, (US0003M + 4.000%), 06/01/25	2,336,988	0.8
858,280	U.S. Silica Company 2018 Term Loan B, 6.125%, (US0001M + 4.000%), 05/01/25	808,034	0.3
		3,145,022	1.1
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas: 3.4%
509,850	Brazos Delaware II, LLC Term Loan B, 6.169%, (US0001M + 4.000%), 05/21/25	$460,140	0.2
620,000	Encino Acquisition Partners Holdings, LLC 2018 2nd Lien Term Loan, 8.862%, (US0001M + 6.750%), 10/29/25	465,000	0.2
719,050	Glass Mountain Pipeline Holdings, LLC Term Loan B, 7.120%, (US0003M + 4.500%), 12/23/24	692,086	0.2
1,002,425	Grizzly Acquisitions Inc. 2018 Term Loan B, 5.569%, (US0003M + 3.250%), 10/01/25	988,954	0.3
1,869,730	HGIM Corp. 2018 Exit Term Loan, 8.034%, (US0003M + 6.000%), 07/02/23	1,696,780	0.6
695,000	Lower Cadence Holdings LLC Term Loan B, 6.145%, (US0001M + 4.000%), 05/22/26	681,100	0.2
815,000	Lucid Energy Group II LLC Incremental Term Loan B2, 5.170%, (US0001M + 3.000%), 02/17/25	784,437	0.3
943,063	McDermott Technology Americas Inc 2018 1st Lien Term Loan, 7.112%, (US0001M + 5.000%), 05/09/25	868,089	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Oil & Gas (continued)
1,087,807	Medallion Midland Acquisition, LLC 1st Lien Term Loan, 5.362%, (US0001M + 3.250%), 10/30/24	$1,044,634	0.4
199,000	Moda Ingleside Energy Center, LLC 2018 Term Loan B, 5.362%, (US0001M + 3.250%), 09/29/25	199,373	0.1
763,017	Navitas Midstream Midland Basin, LLC Term Loan B, 6.612%, (US0001M + 4.500%), 12/13/24	717,713	0.3
405,000	UGI Energy Services, LLC Term Loan B, 5.862%, (US0001M + 3.750%), 08/13/26	405,506	0.1
465,004	Waterbridge Midstream Operating LLC Term Loan B, 8.136%, (US0003M + 5.750%), 06/22/26	447,567	0.2
		9,451,379	3.4
	Publishing: 0.6%
874,355	Merrill Communications, LLC 2015 Term Loan, 7.506%, (US0003M + 5.250%), 06/01/22	878,727	0.3
753,612	Tribune Media Company Term Loan C, 5.112%, (US0001M + 3.000%), 01/27/24	753,926	0.3
180,814	Tribune Media Company Term Loan, 5.112%, (US0001M + 3.000%), 12/27/20	180,994	0.0
		1,813,647	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television: 4.2%
2,130,375	A-L Parent LLC 2016 1st Lien Term Loan, 5.370%, (US0001M + 3.250%), 12/01/23	$2,138,031	0.8
705,000	Clear Channel Outdoor Holdings, Inc. Term Loan B, 5.589%, (US0003M + 3.500%), 08/21/26	705,441	0.3
830,247	Cumulus Media New Holdings Inc. Exit Term Loan, 6.620%, (US0001M + 4.500%), 05/15/22	833,568	0.3
1,310,000	Diamond Sports Group, LLC Term Loan, 5.420%, (US0001M + 3.250%), 08/24/26	1,313,471	0.5
1,254,851	Entercom Media Corp. 2017 Term Loan B, 4.890%, (US0001M + 2.750%), 11/18/24	1,255,949	0.4
315,000	NASCAR Holdings, Inc Term Loan B, 4.888%, (US0003M + 2.750%), 07/26/26	317,133	0.1
2,065,000	Nexstar Broadcasting, Inc. 2019 Term Loan B4, 4.888%, (US0003M + 2.750%), 06/19/26	2,067,212	0.7
417,308	Sinclair Television Group Inc. Term Loan B2A, 4.638%, (US0003M + 2.500%), 07/17/26	417,915	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Radio & Television (continued)
357,692	Sinclair Television Group Inc. Term Loan B2B, 4.700%, (US0003M + 2.500%), 09/30/26	$358,212	0.1
2,451,294	Univision Communications Inc. Term Loan C5, 4.862%, (US0001M + 2.750%), 03/15/24	2,349,413	0.8
		11,756,345	4.2
	Retailers (Except Food & Drug): 4.0%
490,163	Academy, Ltd. 2015 Term Loan B, 6.235%, (US0001M + 4.000%), 07/01/22	328,818	0.1
1,056,932	Bass Pro Group, LLC Term Loan B, 7.112%, (US0001M + 5.000%), 09/25/24	1,008,709	0.4
1,421,594	Belk, Inc. TL B 1L, 6.944%, (US0001M + 4.750%), 12/12/22	1,121,875	0.4
422,954	BJs Wholesale Club, Inc. 2017 1st Lien Term Loan, 4.944%, (US0001M + 2.750%), 02/03/24	423,939	0.2
2,435,692	Jo-Ann Stores, Inc. 2016 Term Loan, 7.256%, (US0003M + 5.000%), 10/20/23	1,899,840	0.7
248,719	Jo-Ann Stores, Inc. 2018 2nd Lien Term Loan, 11.509%, (US0003M + 9.250%), 05/21/24	186,539	0.0
1,915,387	Leslies Poolmart, Inc. 2016 Term Loan, 5.758%, (US0002M + 3.500%), 08/16/23	1,798,069	0.6
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,941,420	Mens Wearhouse, Inc. (The) 2018 Term Loan, 5.480%, (US0001M + 3.250%), 04/09/25	$2,617,864	0.9
2,559,669	Petco Animal Supplies, Inc. 2017 Term Loan B, 5.506%, (US0003M + 3.250%), 01/26/23	1,854,692	0.7
		11,240,345	4.0
	Software: 0.8%
2,197,269	Misys (Finastra) - Term Loan B 1L, 5.696%, (US0001M + 3.500%), 06/13/24	2,124,878	0.8
	Steel: 0.2%
677,986	GrafTech Finance, Inc. 2018 Term Loan B, 5.612%, (US0001M + 3.500%), 02/12/25	661,452	0.2
	Surface Transport: 1.7%
2,418,175	Navistar International Corporation 2017 1st Lien Term Loan B, 5.700%, (US0001M + 3.500%), 11/06/24	2,414,144	0.9
979,134	PODS, LLC 2018 1st Lien Term Loan, 5.053%, (US0001M + 2.750%), 12/06/24	972,250	0.4
1,229,853	Savage Enterprises LLC 2018 1st Lien Term Loan B, 6.210%, (US0001M + 4.000%), 08/01/25	1,240,614	0.4
		4,627,008	1.7

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Telecommunications: 7.8%
1,287,075	Altice Financing SA USD 2017 1st Lien Term Loan, 4.947%, (US0001M + 2.750%), 01/31/26	$1,247,658	0.4
1,468,813	Altice France S.A. USD Term Loan B12, 5.885%, (US0001M + 3.688%), 01/31/26	1,446,781	0.5
1,010,000	Asurion LLC 2017 2nd Lien Term Loan, 8.612%, (US0001M + 6.500%), 08/04/25	1,025,781	0.3
1,641,814	Asurion LLC 2017 Term Loan B4, 5.112%, (US0001M + 3.000%), 08/04/22	1,645,577	0.6
1,965,138	Asurion LLC 2018 Term Loan B7, 5.112%, (US0001M + 3.000%), 11/03/24	1,968,577	0.7
1,999,550	Avaya, Inc. 2018 Term Loan B, 6.439%, (US0001M + 4.250%), 12/15/24	1,962,058	0.7
1,000,000	CenturyLink, Inc. 2017 Term Loan B, 4.862%, (US0001M + 2.750%), 01/31/25	987,708	0.3
1,850,000	CommScope, Inc. 2019 Term Loan B, 5.362%, (US0001M + 3.250%), 04/06/26	1,845,952	0.7
631,491	Consolidated Communications, Inc. 2016 Term Loan B, 5.120%, (US0001M + 3.000%), 10/04/23	607,021	0.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
2,249,925	Flexential Intermediate Corporation 2017 1st Lien Term Loan, 5.830%, (US0003M + 3.500%), 08/01/24	$1,941,499	0.7
1,476,728	Global Tel*Link Corporation 2018 1st Lien Term Loan, 6.362%, (US0001M + 4.250%), 11/29/25	1,414,428	0.5
850,000	Global Tel*Link Corporation 2018 2nd Lien Term Loan, 10.362%, (US0001M + 8.250%), 11/29/26	811,750	0.3
1,243,719	GTT Communications, Inc. 2018 USD Term Loan B, 4.860%, (US0001M + 2.750%), 05/31/25	1,005,635	0.4
1,391,768	Level 3 Financing Inc. 2017 Term Loan B, 4.362%, (US0001M + 2.250%), 02/22/24	1,394,595	0.5
283,750	MTN Infrastructure TopCo Inc 1st Lien Term Loan B, 5.112%, (US0001M + 3.000%), 11/15/24	279,848	0.1
1,168,299	Securus Technologies Holdings, Inc. 2017 1st Lien Term Loan, 6.830%, (US0003M + 4.500%), 11/01/24	1,052,199	0.4
1,293,500	Sprint Communications, Inc. 2018 Term Loan B, 5.125%, (US0001M + 3.000%), 02/02/24	1,293,702	0.5
		21,930,769	7.8

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Utilities: 2.3%
1,310,000	Calpine Corporation 2019 Term Loan B10, 4.612%, (US0003M + 2.500%), 08/12/26	$1,309,454	0.4
651,725	Edgewater Generation, L.L.C. Term Loan, 5.862%, (US0001M + 3.750%), 12/13/25	644,596	0.2
517,014	Heritage Power LLC Term Loan B, 8.205%, (US0006M + 6.000%), 07/30/26	508,289	0.2
519,237	LMBE-MC Holdco II LLC Term Loan B, 6.330%, (US0003M + 4.000%), 11/14/25	519,886	0.2
1,303,541	Longview Power LLC Term Loan B, 8.260%, (US0003M + 6.000%), 04/13/21	1,094,974	0.4
481,880	MRP Generation Holdings, LLC Term Loan B, 9.330%, (US0003M + 7.000%), 10/18/22	469,833	0.2
801,455	Nautilus Power, LLC Term Loan B, 6.362%, (US0001M + 4.250%), 05/16/24	801,455	0.3
314,213	Sabre Industries, Inc. 2019 Term Loan B, 6.682%, (US0001M + 4.500%), 04/15/26	314,998	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
814,075			Southeast PowerGen, LLC Term Loan B, 5.620%, (US0001M + 3.500%), 12/02/21	$773,371	0.3
				6,436,856	2.3
			Total Senior Loans (Cost $407,098,308)	390,210,801	139.4
Shares				Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 0.2%
23,578	(2)		Cumulus Media, Inc. Class-A	320,661	0.1
42,798	(2)		Everyware Global, Inc.	42,798	0.0
4,398	(2)		Harvey Gulf International Marine LLC	43,980	0.0
19,651	(2)		Harvey Gulf International Marine LLC - Warrants	196,510	0.1
156,376	(2)		Longview Power LLC	41,127	0.0
57,894	(2)		Millennium Health, LLC	868	0.0
—	(2	),(3)	Millennium Health, LLC - Corporate Claims Trust	—	0.0
111	(2)		Southcross Holdings GP LLC	—	0.0
111	(2)		Southcross Holdings LP - Class A	58,275	0.0
			Total Equities and Other Assets (Cost $3,943,871)	704,219	0.2
			Total Investments (Cost $411,042,179)	$390,915,020	139.6
			Liabilities in Excess of Other Assets	(110,913,638)	(39.6)
			Net Assets	$280,001,382	100.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

(1)  All or a portion of this holding is subject to unfunded loan commitments. Please refer to Note X for additional details.

(2)  Non-income producing security.

(3)  For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

Reference Rate Abbreviations:

EUR001M  1-month EURIBOR

EUR003M  3-month EURIBOR

US0001M  1-month LIBOR

US0001W  1-week LIBOR

US0002M  2-month LIBOR

US0003M  3-month LIBOR

US0006M  6-month LIBOR

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2019
Asset Table
Investments, at fair value
Equities and Other Assets	$320,661	$383,558	$—	$704,219
Senior Loans	—	390,210,801	—	390,210,801
Total Investments, at fair value	$320,661	$390,594,359	$—	$390,915,020
Other Financial Instruments+
Forward Foreign Currency Contracts	—	607,566	—	607,566
Total Assets	$320,661	$391,201,925	$—	$391,522,586
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(35,048)	$—	$(35,048)
Total Liabilities	$—	$(35,048)	$—	$(35,048)

^  See Note 2, "Significant Accounting Policies" in the Notes to Financial Statements for additional information.

+  Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At August 31, 2019, the following forward foreign currency contracts were outstanding for Voya Senior Income Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	29,909,545	EUR	26,645,000	State Street Bank & Trust Co.	09/12/19	$607,566
EUR	1,495,000	USD	1,667,807	State Street Bank & Trust Co.	09/12/19	(23,729)
EUR	1,020,000	USD	1,133,031	State Street Bank & Trust Co.	09/12/19	(11,319)
						$572,518

Currency Abbreviations

EUR  EU Euro

USD  United States Dollar

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
VOYA SENIOR INCOME FUND  AS OF AUGUST 31, 2019 (UNAUDITED) (CONTINUED)

The following tables are a summary of the Fund's derivative instruments (not accounted for as hedging instruments) categorized by primary risk exposure.

As of August 31, 2019, the fair value of derivative instruments located in the Statement of Assets and Liabilities were as follows:

Foreign exchange contracts
Assets- Derivative Instruments
Forward foreign currency contracts
Unrealized appreciation on forward foreign currency contracts	$607,566
Total Asset Derivatives	$607,566
Liabilities- Derivative Instruments
Forward foreign currency contracts
Unrealized depreciation on forward foreign currency contracts	$35,048
Total Liability Derivatives	$35,048

For the period ended August 31, 2019, the effect of derivative instruments in the Statement of Operations were as follows:

Foreign exchange contracts
Net realized gain (loss) on derivatives recognized in income:
Forward foreign currency contracts	$872,717
Total	$872,717
Net change in unrealized appreciation (depreciation) on derivatives recognized in income:
Forward foreign currency contracts	$514,904
Total	$514,904

The following table is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2019:

State Street Bank & Trust Co.
Assets:
Forward foreign currency contracts	$607,566
Total Assets	$607,566
Liabilities
Forward foreign currency contracts	$35,048
Total Liabilities	$35,048
Net OTC derivative instruments by counterparty, at fair value	$572,518
Total collateral pledged/(Received from counterparty)	$—
Net Exposure(1)	$572,518

(1)  Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At August 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

  Cost for federal income tax purposes was $411,317,885.

Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$1,055,645
Gross Unrealized Depreciation	(20,877,008)
Net Unrealized Depreciation	$(19,821,363)

See Accompanying Notes to Financial Statements

Voya Senior Income Fund

ADDITIONAL INFORMATION (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund's website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission's ("SEC's") website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund's website at www.voyainvestments.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Fund's Form N-Q or Form N-PORT is available on the SEC's website at www.sec.gov. The Fund's complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

Investment Adviser

Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

Voya Investment Management Co. LLC
230 Park Avenue
New York, New York 10169

Institutional Investors and Analysts

Call Voya Senior Income Fund
1-800-336-3436

Written Requests

Please mail all account inquiries and other comments to:
Voya Senior Income Fund
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Distributor

Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information at (800) 992-0180

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your investment professional or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com

163325

(0819-102419)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(a)(4)	Auditor Change.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Senior Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: November 8, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: November 8, 2019